UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of semi-annual report here]

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield Credit Fund

Muzinich Low Duration Fund

Muzinich High Income Floating Rate Fund

SEMI-ANNUAL REPORT
June 30, 2021

Muzinich Funds

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments	5
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	41
Notes to Financial Statements	48
Expense Examples	62
Statement Regarding Liquidity Risk Management Program	64
Additional Information	65
Privacy Notice	66

(This Page Intentionally Left Blank.)

Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at June 30, 2021 (Unaudited)

Sector	% of Net Assets

Banking	10.2%
Healthcare	8.7%
Energy	7.0%
Telecommunications	6.8%
Automotive & Auto Parts	6.5%
Diversified Financial Services	6.1%
Technology	4.5%
Homebuilders/Real Estate	4.3%
Chemicals	3.5%
Airlines	3.4%
Food/Beverage/Tobacco	3.4%
Transportation Excluding Air/Rail	3.0%
Services	2.4%
Sovereign	2.4%
Capital Goods	2.2%
Super Retail	1.9%
Metals/Mining	1.7%
Cable/Satellite TV	1.6%
Leisure	1.6%
Utilities	1.5%
Consumer-Products	1.4%
Containers	1.3%
Steel	1.2%
Affiliated Mutual Funds	1.1%
Diversified Media	1.0%
Building Materials	0.9%
Insurance	0.8%
Broadcasting	0.7%
Paper	0.6%
Food & Drug Retail	0.5%
Gaming	0.5%
Quasi & Foreign Government	0.5%
Restaurants	0.5%
Aerospace/Defense	0.3%
Environmental	0.2%
Publishing/Printing	0.2%
Cash & Equivalents[1]	5.6%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich U.S. High Yield Credit Fund
(“U.S. High Yield Fund”)

SECTOR ALLOCATIONS at June 30, 2021 (Unaudited)

Sector	% of Net Assets

Energy	15.9%
Healthcare	8.4%
Telecommunications	7.6%
Cable/Satellite TV	5.4%
Homebuilders/Real Estate	5.0%
Food/Beverage/Tobacco	3.8%
Services	3.8%
Automotive & Auto Parts	3.7%
Broadcasting	3.7%
Technology	3.7%
Airlines	3.4%
Restaurants	3.3%
Metals/Mining	3.1%
Leisure	2.7%
Utilities	2.6%
Banking	2.4%
Capital Goods	2.4%
Diversified Financial Services	2.4%
Building Materials	2.3%
Aerospace/Defense	1.5%
Super Retail	1.5%
Diversified Media	1.4%
Gaming	1.3%
Steel	1.3%
Chemicals	1.0%
Food & Drug Retail	0.6%
Publishing/Printing	0.5%
Transportation Excluding Air/Rail	0.5%
Consumer Products	0.4%
Hotels	0.3%
Containers	0.3%
Clothing Stores	0.2%
Entertainment/Film	0.2%
Cash & Equivalents[1]	3.4%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at June 30, 2021 (Unaudited)

Sector	% of Net Assets

Banking	23.8%
Diversified Financial Services	17.6%
Automotive & Auto Parts	5.8%
Homebuilders/Real Estate	4.7%
Telecommunications	4.5%
Airlines	3.9%
Energy	3.8%
Services	3.3%
Healthcare	3.1%
Super Retail	2.5%
Food/Beverage/Tobacco	2.4%
Collateralized Debt Obligation	2.3%
Utilities	2.3%
Technology	1.9%
Transportation Excluding Air/Rail	1.8%
Leisure	1.6%
Gaming	1.5%
Capital Goods	1.2%
Affiliated Mutual Funds	1.0%
Chemicals	1.0%
Hotels	0.9%
Building Materials	0.8%
Cable/Satellite TV	0.8%
Food & Drug Retail	0.7%
Consumer-Products	0.6%
Diversified Media	0.6%
Quasi & Foreign Government	0.4%
Containers	0.3%
Steel	0.3%
Broadcasting	0.2%
Metals/Mining	0.2%
Aerospace/Defense	0.1%
Cash & Equivalents[1]	4.1%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich High Income Floating Rate Fund
(“Floating Rate Fund”)

SECTOR ALLOCATIONS at June 30, 2021 (Unaudited)

Sector	% of Net Assets

Healthcare	14.6%
Technology	9.4%
Diversified Financial Services	7.9%
Services	7.2%
Capital Goods	6.1%
Automotive & Auto Parts	4.6%
Cable/Satellite TV	4.6%
Telecommunications	3.8%
Food/Beverage/Tobacco	3.6%
Diversified Media	3.5%
Super Retail	3.5%
Gaming	3.4%
Chemicals	3.1%
Broadcasting	2.9%
Energy	1.7%
Airlines	1.4%
Steel	1.4%
Transportation Excluding Air/Rail	1.4%
Building Materials	1.3%
Publishing/Printing	0.8%
Environmental	0.7%
Utilities	0.7%
Consumer Products	0.6%
Leisure	0.6%
Paper	0.6%
Homebuilders/Real Estate	0.5%
Containers	0.4%
Metals/Mining	0.3%
Cash & Equivalents[1]	9.4%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 75.2%

Aerospace/Defense: 0.3%
		TransDigm Inc
	1,525,000	8.000%, 12/15/25	$1,652,017

Airlines: 2.8%
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	550,000	5.500%, 4/20/26	583,000
	425,000	5.750%, 4/20/29	459,357
		Delta Air Lines Inc
	950,000	7.375%, 1/15/26	1,115,834
		Delta Air Lines Inc / SkyMiles IP Ltd
	1,175,000	4.750%, 10/20/28	1,308,029
		Emirates Airline
	1,622,804	4.500%, 2/6/25	1,663,785
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	3,150,000	6.500%, 6/20/27	3,472,088
		Singapore Airlines Ltd
	3,846,000	3.000%, 7/20/26	3,901,363
		United Airlines Inc
	1,850,000	4.375%, 4/15/26	1,917,062
	550,000	4.625%, 4/15/29	569,938
			14,990,456
Automotive & Auto Parts: 5.7%
		Aptiv PLC
	1,275,000	4.250%, 1/15/26	1,441,505
		FCA Bank SpA/Ireland
EUR	750,000	0.250%, 2/28/23	894,689
		Ford Motor Co
	1,125,000	8.500%, 4/21/23	1,256,850
		Ford Motor Credit Co LLC
	2,725,000	4.063%, 11/1/24	2,901,853
	1,237,000	4.271%, 1/9/27	1,327,041
		General Motors Co
	1,650,000	6.125%, 10/1/25	1,955,128
	2,375,000	6.800%, 10/1/27	2,994,822
		General Motors Financial Co Inc
	2,550,000	2.700%, 8/20/27	2,654,155
	2,425,000	2.700%, 6/10/31	2,449,506
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25	1,085,458
EUR	400,000	3.750% Cash or 5.000%
		PIK, 9/15/26	484,595
		Kia Corp
	470,000	3.250%, 4/21/26	504,108
	570,000	3.500%, 10/25/27	623,491
		Nissan Motor Co Ltd
	481,000	3.043%, 9/15/23	501,823
	325,000	3.522%, 9/17/25	347,401
EUR	1,500,000	2.652%, 3/17/26	1,939,832
		Renault SA
EUR	2,100,000	2.375%, 5/25/26	2,530,192
		Schaeffler AG
EUR	900,000	2.750%, 10/12/25	1,141,875
		Volkswagen International
		Finance NV
EUR	1,900,000	3.500% (5 Year Swap Rate
		EUR + 3.746%), 6/17/25 [1,2,4]	2,436,950
		ZF Finance GmbH
EUR	700,000	3.000%, 9/21/25	881,575
			30,352,849
Banking: 10.2%
		ABN AMRO Bank NV
	4,800,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,2]	5,054,918
		Australia & New Zealand
		Banking Group Ltd
	410,000	2.950% (5 Year CMT
		Rate + 1.288%), 7/22/30 [1,2]	427,241
		Banco Bradesco SA
	2,319,000	3.200%, 1/27/25	2,388,906
		Banco Daycoval SA
	850,000	4.250%, 12/13/24	882,300
		Banco do Brasil SA
	971,000	4.750%, 3/20/24	1,039,892
		Bancolombia SA
	500,000	4.875% (5 Year CMT
		Rate + 2.929%), 10/18/27 [1,2]	509,775
		Bank Leumi Le-Israel BM
	2,180,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1,2]	2,234,500
		Bank of Ireland Group PLC
	2,075,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,2]	2,125,514
		Bank of New Zealand
	2,050,000	3.500%, 2/20/24	2,199,454
		BBVA Bancomer SA/Texas
	1,282,000	1.875%, 9/18/25	1,298,153
		BPCE SA
	2,400,000	4.500%, 3/15/25	2,648,668
		Caixa Geral de Depositos SA
EUR	900,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,2]	1,172,556
EUR	1,000,000	6.750%, 12/13/69 [1]	1,339,894
		CaixaBank SA
EUR	2,400,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,2]	2,973,147
		Danske Bank A/S
EUR	480,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,2]	600,153

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 75.2% (Continued)

Banking: 10.2% (Continued)
		Deutsche Bank AG
	2,200,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,2]	$2,281,180
	1,000,000	4.875% (5 Year Mid Swap Rate
		USD + 2.553%), 12/1/32 [1,2]	1,079,185
		Emirates NBD Bank PJSC
	860,000	2.625%, 2/18/25	900,850
		Erste Group Bank AG
EUR	2,200,000	6.500% (5 Year Swap Rate
		EUR + 6.204%), 4/15/24 [1,2,4]	2,932,990
		Global Bank Corp
	800,000	5.250% (3 Month LIBOR
		USD + 3.300%), 4/16/29 [1,2]	840,400
		Ibercaja Banco SA
EUR	1,100,000	2.750% (5 Year Swap Rate
		EUR + 2.882%), 7/23/30 [1,2]	1,305,116
		ING Groep NV
	5,050,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,2]	5,342,961
		Itau Unibanco Holding SA
	450,000	5.125%, 5/13/23	475,312
		QNB Finance Ltd
	3,470,000	2.625%, 5/12/25	3,636,470
		Societe Generale SA
	2,400,000	5.000%, 1/17/24	2,613,167
EUR	2,200,000	1.375% (5 Year Swap Rate
		EUR + 0.900%), 2/23/28 [1,2]	2,650,935
		Standard Chartered PLC
	1,300,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1,2]	1,366,680
		UniCredit SPA
	1,175,000	5.861% (5 Year Mid Swap
		Rate USD + 3.703%), 6/19/32 [1,2]	1,298,892
		Volksbank Wien AG
EUR	800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,2]	973,603
			54,592,812
Broadcasting: 0.5%
		Sirius XM Radio Inc
	1,425,000	3.875%, 8/1/22	1,429,346
		TEGNA Inc
	1,400,000	4.750%, 3/15/26	1,492,750
			2,922,096
Building Materials: 0.6%
		Cemex SAB de CV
EUR	910,000	2.750%, 12/5/24	1,094,568
	900,000	7.375%, 6/5/27	1,014,750
	640,000	5.200%, 9/17/30	705,639
	500,000	5.200%, 9/17/30	551,280
			3,366,237
Cable/Satellite TV: 1.1%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	2,925,000	5.000%, 2/1/28	3,072,682
		CSC Holdings LLC
	2,850,000	5.875%, 9/15/22	2,999,725
			6,072,407
Capital Goods: 2.0%
		Alfa SAB de CV
	2,430,000	5.250%, 3/25/24	2,653,366
		General Electric Co
	3,150,000	6.750%, 3/15/32	4,378,529
		IDEX Corp
	1,325,000	2.625%, 6/15/31	1,349,955
		Westinghouse Air Brake
		Technologies Corp
	1,900,000	4.400%, 3/15/24	2,060,230
			10,442,080
Chemicals: 1.6%
		Alpek SAB de CV
	2,306,000	4.250%, 9/18/29	2,509,574
		Equate Petrochemical BV
	500,000	4.250%, 11/3/26	556,591
		INEOS Quattro Finance 2 PLC
EUR	775,000	2.500%, 1/15/26	929,269
		MEGlobal Canada ULC
	500,000	5.000%, 5/18/25	561,945
		Orbia Advance Corp SAB de CV
	1,000,000	4.000%, 10/4/27	1,099,110
		Sherwin-Williams Co/The
	650,000	3.450%, 6/1/27	718,143
		UPL Corp Ltd
	2,322,000	4.500%, 3/8/28	2,495,839
			8,870,471
Consumer-Products: 0.2%
		Church & Dwight Co Inc
	900,000	3.150%, 8/1/27	983,003

Containers: 1.3%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
	537,000	6.000%, 2/15/25	555,379
EUR	1,525,000	2.125%, 8/15/26	1,811,560
	2,550,000	4.125%, 8/15/26	2,636,279
		Berry Global Inc
	391,000	5.125%, 7/15/23	391,880
	550,000	4.875%, 7/15/26	582,675
		Klabin Austria GmbH
	280,000	5.750%, 4/3/29	320,405
		Silgan Holdings Inc
EUR	500,000	2.250%, 6/1/28	597,294
			6,895,472

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 75.2% (Continued)

Diversified Financial Services: 5.8%
		Alliance Data Systems Corp
	1,800,000	4.750%, 12/15/24	$1,853,100
		Credit Suisse AG
	1,000,000	6.500%, 8/8/23	1,107,050
		Credit Suisse Group AG
	1,800,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,2,4]	2,000,781
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,623,765
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,200,000	4.750%, 9/15/24	1,255,566
	1,425,000	6.375%, 12/15/25	1,477,582
		ICD Funding Ltd
	3,000,000	3.223%, 4/28/26	3,063,750
		Intrum AB
EUR	1,175,000	4.875%, 8/15/25	1,466,469
		MDGH – GMTN BV
	790,000	2.500%, 5/21/26	831,466
		Nationstar Mortgage Holdings Inc
	1,275,000	5.500%, 8/15/28	1,289,407
		Nexi SPA
EUR	1,325,000	1.625%, 4/30/26	1,566,143
		OneMain Finance Corp
	625,000	6.125%, 3/15/24	673,438
		Power Finance Corp Ltd
	2,000,000	3.950%, 4/23/30	2,065,169
		SoftBank Group Corp
	300,000	5.375%, 7/30/22	311,646
	2,425,000	5.125%, 9/19/27	2,562,325
		SPARC EM SPC Panama
		Metro Line 2 SP
	75,278	N/A%, 12/5/22 [3]	73,674
		UBS AG
	3,400,000	5.125%, 5/15/24	3,755,640
		UBS Group AG
	3,500,000	7.000% (USSW5YF +
		4.866%), 2/19/25 [1,2,4]	4,046,000
			31,022,971
Diversified Media: 0.8%
		Adevinta ASA
EUR	1,575,000	2.625%, 11/15/25	1,917,976
EUR	200,000	3.000%, 11/15/27	245,865
		Prosus NV
	1,760,000	5.500%, 7/21/25	2,014,848
			4,178,689
Energy: 6.9%
		Antero Midstream Partners LP /
		Antero Midstream Finance Corp
	1,175,000	5.375%, 6/15/29	1,226,412
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	775,000	7.625%, 12/15/25	839,960
		BP Capital Markets PLC
EUR	1,250,000	3.250% (5 Year Swap Rate
		EUR + 3.880%), 3/22/26 [1,2,4]	1,586,308
		Cheniere Corpus Christi
		Holdings LLC
	1,375,000	5.125%, 6/30/27	1,602,602
		DT Midstream Inc
	575,000	4.125%, 6/15/29	584,533
	575,000	4.375%, 6/15/31	586,500
		Ecopetrol SA
	1,000,000	6.875%, 4/29/30	1,208,260
		Energean Israel Finance Ltd
	1,370,000	4.500%, 3/30/24	1,402,551
		EQT Corp
	1,100,000	7.625%, 2/1/25	1,284,569
	525,000	3.125%, 5/15/26	537,393
	375,000	3.625%, 5/15/31	391,897
		Galaxy Pipeline Assets Bidco Ltd
	2,700,000	1.750%, 9/30/27	2,731,825
		Leviathan Bond Ltd
	630,000	5.750%, 6/30/23	660,784
	775,000	6.125%, 6/30/25	854,438
	870,000	6.500%, 6/30/27	970,050
		Oleoducto Central SA
	2,449,000	4.000%, 7/14/27	2,530,307
		Petrobras Global Finance BV
	3,427,000	7.375%, 1/17/27	4,228,147
	3,950,000	5.093%, 1/15/30	4,316,402
		Petroleos Mexicanos
	2,300,000	6.875%, 10/16/25	2,548,975
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,025,000	3.600%, 11/1/24	2,170,924
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,473,282
		Wintershall Dea Finance 2 BV
EUR	2,100,000	2.499% (5 Year Swap Rate
		EUR + 2.924%), 4/20/26 [1,2,4]	2,481,255
			37,217,374
Environmental: 0.2%
		GFL Environmental Inc
	800,000	3.750%, 8/1/25	823,000

Food & Drug Retail: 0.5%
		Albertsons Cos Inc / Safeway Inc /
		New Albertsons LP / Albertsons LLC
	1,825,000	7.500%, 3/15/26	2,008,522
		Ingles Markets Inc
	560,000	5.750%, 6/15/23	561,190
			2,569,712

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 75.2% (Continued)

Food/Beverage/Tobacco: 2.9%
		Anheuser-Busch InBev
		Worldwide Inc
	2,000,000	4.375%, 4/15/38	$2,396,460
		BRF SA
	1,200,000	4.750%, 5/22/24	1,279,242
	1,062,000	4.875%, 1/24/30	1,116,571
		Bunge Ltd Finance Corp
	1,200,000	1.630%, 8/17/25	1,216,221
		Constellation Brands Inc
	1,160,000	4.750%, 12/1/25	1,337,281
		Grupo Bimbo SAB de CV
	2,200,000	3.875%, 6/27/24	2,378,273
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	1,950,000	7.875%, 9/1/25	2,123,062
		Kraft Heinz Foods Co
	1,100,000	5.000%, 6/4/42	1,345,042
		Post Holdings Inc
	1,200,000	5.750%, 3/1/27	1,257,000
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,144,935
			15,594,087
Gaming: 0.5%
		Caesars Entertainment Inc
	2,400,000	6.250%, 7/1/25	2,548,104

Healthcare: 6.1%
		AbbVie Inc
	1,400,000	2.950%, 11/21/26	1,506,944
		Avantor Funding Inc
EUR	1,475,000	2.625%, 11/1/25	1,792,929
		Bausch Health Cos Inc
	3,423,000	6.125%, 4/15/25	3,512,854
	1,925,000	5.750%, 8/15/27	2,049,076
		Centene Corp
	1,000,000	5.375%, 6/1/26	1,045,020
	1,000,000	5.375%, 8/15/26	1,046,395
		CVS Health Corp
	2,050,000	3.000%, 8/15/26	2,209,896
	2,475,000	1.300%, 8/21/27	2,434,127
		Grifols SA
EUR	2,750,000	1.625%, 2/15/25	3,294,228
		HCA Inc
	2,075,000	5.250%, 4/15/25	2,376,645
		IQVIA Inc
EUR	675,000	1.750%, 3/15/26	809,503
		Legacy LifePoint Health LLC
	350,000	6.750%, 4/15/25	373,212
	625,000	4.375%, 2/15/27	631,406
		ModivCare Inc
	350,000	5.875%, 11/15/25	375,412
		MPH Acquisition Holdings LLC
	1,675,000	5.750%, 11/1/28	1,685,444
		Prime Healthcare Services Inc
	1,375,000	7.250%, 11/1/25	1,483,364
		Select Medical Corp
	625,000	6.250%, 8/15/26	667,069
		Tenet Healthcare Corp
	675,000	4.625%, 7/15/24	686,532
	1,550,000	7.500%, 4/1/25	1,674,016
		Teva Pharmaceutical Finance Co BV
	1,050,000	3.650%, 11/10/21	1,053,995
		Teva Pharmaceutical Finance IV BV
	1,000,000	3.650%, 11/10/21	1,008,830
		Viatris Inc
	775,000	1.650%, 6/22/25	786,074
			32,502,971
Homebuilders/Real Estate: 4.2%
		ADLER Group SA
EUR	2,000,000	1.875%, 1/14/26	2,330,643
		CIFI Holdings Group Co Ltd
	1,250,000	5.500%, 1/23/23	1,283,571
		Country Garden Holdings Co Ltd
	592,000	3.125%, 10/22/25	595,685
		Crown Castle International Corp
	3,475,000	1.050%, 7/15/26	3,398,739
	1,350,000	3.650%, 9/1/27	1,489,134
		Equinix Inc
	1,925,000	1.800%, 7/15/27	1,952,359
		Fastighets AB Balder
EUR	1,725,000	2.873% (5 Year Swap Rate
		EUR + 3.188%), 6/2/81 [1,2]	2,031,350
		Global Infrastructure Solutions Inc
	2,694,000	5.625%, 6/1/29	2,799,201
		Rayonier LP
	1,375,000	2.750%, 5/17/31	1,391,098
		Samhallsbyggnadsbolaget i
		Norden AB
EUR	1,100,000	2.625% (5 Year Swap Rate
		EUR + 3.227%), 12/14/25 [1,2,4]	1,308,398
		SBA Communications Corp
	1,850,000	4.875%, 9/1/24	1,887,675
		Shimao Group Holdings Ltd
	1,000,000	4.750%, 7/3/22	1,011,485
		Yanlord Land HK Co Ltd
	1,250,000	6.750%, 4/23/23	1,296,875
			22,776,213
Insurance: 0.1%
		Mutuelle Assurance Des
		Commercants et Industriels de
		France et Des Cadres et Sal
EUR	600,000	2.125% (3 Month
		EURIBOR + 3.449%), 6/21/52 [1,2]	718,377

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 75.2% (Continued)

Leisure: 1.6%
		Carnival Corp
	3,650,000	11.500%, 4/1/23	$4,133,716
		Expedia Group Inc
	1,350,000	6.250%, 5/1/25	1,570,644
	1,100,000	5.000%, 2/15/26	1,255,556
	1,375,000	2.950%, 3/15/31	1,398,714
			8,358,630
Metals/Mining: 1.7%
		Alcoa Nederland Holding BV
	2,000,000	5.500%, 12/15/27	2,172,100
		AngloGold Ashanti Holdings PLC
	500,000	3.750%, 10/1/30	517,890
		Corp Nacional del Cobre de Chile
EUR	1,610,000	2.250%, 7/9/24	2,033,094
		Gold Fields Orogen
		Holdings BVI Ltd
	900,000	6.125%, 5/15/29	1,069,920
		Novelis Corp
	1,889,000	5.875%, 9/30/26	1,967,402
		Orano SA
EUR	1,000,000	2.750%, 3/8/28	1,240,774
			9,001,180
Paper: 0.4%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,333,074
		Suzano Austria GmbH
	800,000	6.000%, 1/15/29	953,800
			2,286,874
Quasi & Foreign Government: 0.5%
		Indian Railway Finance Corp Ltd
	1,450,000	3.730%, 3/29/24	1,539,408
	1,175,000	3.249%, 2/13/30	1,193,291
			2,732,699
Restaurants: 0.4%
		1011778 BC ULC /
		New Red Finance Inc
	1,979,000	4.250%, 5/15/24	2,002,006

Services: 1.4%
		Aramark Services Inc
	3,275,000	6.375%, 5/1/25	3,483,781
		New Oriental Education &
		Technology Group Inc
	685,000	2.125%, 7/2/25	660,463
		Techem Verwaltungsgesellschaft
		675 mbH
EUR	1,200,000	2.000%, 7/15/25	1,412,012
		WASH Multifamily Acquisition Inc
	475,000	5.750%, 4/15/26	496,541
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,649,974
			7,702,771
Steel: 1.1%
		Gerdau Trade Inc
	1,850,000	4.875%, 10/24/27	2,078,262
		JSW Steel Ltd
	1,250,000	5.950%, 4/18/24	1,339,254
		Usiminas International SARL
	2,212,000	5.875%, 7/18/26	2,401,502
			5,819,018
Super Retail: 1.3%
		Advance Auto Parts Inc
	1,350,000	1.750%, 10/1/27	1,338,906
		Hanesbrands Inc
	1,525,000	5.375%, 5/15/25	1,619,146
		JSM Global SARL
	400,000	4.750%, 10/20/30	416,128
		Kohl’s Corp
	3,525,000	3.375%, 5/1/31	3,652,293
			7,026,473
Technology: 2.3%
		Arqiva Broadcast Finance PLC
GBP	1,800,000	6.750%, 9/30/23	2,560,499
		Broadcom Corp / Broadcom
		Cayman Finance Ltd
	2,725,000	3.875%, 1/15/27	3,012,200
	1,325,000	3.500%, 1/15/28	1,455,586
		Broadcom Inc
	495,000	3.150%, 11/15/25	531,393
	675,000	1.950%, 2/15/28	676,248
	2,980,000	3.419%, 4/15/33	3,136,493
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	900,000	3.150%, 5/1/27	964,000
			12,336,419
Telecommunications: 6.2%
		AT&T Inc
	700,000	2.300%, 6/1/27	725,350
		Bharti Airtel International
		Netherlands BV
	500,000	5.350%, 5/20/24	551,143
		Level 3 Financing Inc
	3,325,000	3.400%, 3/1/27	3,541,624
		Lumen Technologies Inc
	2,575,000	5.125%, 12/15/26	2,681,026
		Ooredoo International Finance Ltd
	950,000	5.000%, 10/19/25	1,095,564
		PPF Telecom Group BV
EUR	850,000	2.125%, 1/31/25	1,037,134
EUR	1,225,000	3.250%, 9/29/27	1,565,105

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 75.2% (Continued)

Telecommunications: 6.2% (Continued)
		SES SA
EUR	1,825,000	5.625% (5 Year Swap Rate
		EUR + 5.401%), 1/29/24 [1,2,4]	$2,366,893
		Sprint Corp
	1,850,000	7.125%, 6/15/24	2,136,750
		TalkTalk Telecom Group PLC
GBP	700,000	3.875%, 2/20/25	956,374
		Telecom Italia SPA/Milano
EUR	850,000	2.750%, 4/15/25	1,064,655
EUR	400,000	2.875%, 1/28/26	504,900
		Telefonica Europe BV
EUR	1,000,000	5.875% (10 Year Swap Rate
		EUR + 4.301%), 3/31/24 [1,2,4]	1,321,894
EUR	700,000	3.875% (EUSA8 +
		2.967%), 6/22/26 [1,2,4]	894,681
		T-Mobile USA Inc
	675,000	2.250%, 2/15/26	680,906
	450,000	2.250%, 2/15/26	453,938
	2,800,000	3.750%, 4/15/27	3,100,678
	1,700,000	3.875%, 4/15/30	1,903,949
		Verizon Communications Inc
	2,650,000	4.500%, 8/10/33	3,173,899
		Vmed O2 UK Financing I PLC
GBP	1,710,000	4.000%, 1/31/29	2,343,661
		Vodafone Group PLC
EUR	1,075,000	2.625% (5 Year Swap Rate
		EUR + 3.002%), 8/27/80 [1,2]	1,321,589
			33,421,713
Transportation Excluding Air/Rail: 2.8%
		Abertis Infraestructuras Finance BV
EUR	2,200,000	3.248% (5 Year Swap Rate
		EUR + 3.694%), 11/24/25 [1,2,4]	2,703,129
		Autostrade per l’Italia SPA
EUR	1,075,000	1.625%, 6/12/23	1,300,860
EUR	1,700,000	1.750%, 2/1/27	2,082,600
		DP World Crescent Ltd
	1,850,000	4.848%, 9/26/28	2,133,942
		DP World PLC
EUR	2,240,000	2.375%, 9/25/26	2,850,063
		FedEx Corp
	1,300,000	2.400%, 5/15/31	1,325,781
	2,425,000	3.250%, 5/15/41	2,499,440
			14,895,815
Utilities: 1.2%
		Cikarang Listrindo Tbk PT
	232,000	4.950%, 9/14/26	238,273
		Electricite de France SA
EUR	2,200,000	2.875% (5 Year Swap Rate
		EUR + 3.373%), 12/15/26 [1,2,4]	2,694,036
		National Central Cooling Co PJSC
	1,600,000	2.500%, 10/21/27	1,593,867
		NextEra Energy Operating
		Partners LP
	1,925,000	4.250%, 7/15/24	2,033,483
			6,559,659
TOTAL CORPORATE BONDS
(Cost $391,270,875)			403,234,655

UNITED STATES GOVERNMENT NOTES/BONDS: 2.4%

Sovereign: 2.4%
		United States Treasury Notes/Bonds
	4,975,000	1.625%, 5/15/31	5,057,787
	7,425,000	2.375%, 5/15/51	7,935,469
			12,993,256
TOTAL UNITED STATES GOVERNMENT NOTES/BONDS
(Cost $12,937,373)			12,993,256

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
	604,708	Muzinich High Income
		Floating Rate Fund	6,101,504
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $6,000,000)			6,101,504

Principal
Amount†
BANK LOANS: 15.7%

Airlines: 0.6%
		American Airlines Inc
	1,100,000	5.500% (3 Months
		LIBOR + 4.750%), 4/20/28 [1,5]	1,148,197
		United Airlines Inc
	1,995,000	4.500% (3 Months
		LIBOR + 3.750%), 4/21/28 [1,5]	2,023,957
			3,172,154
Automotive & Auto Parts: 0.8%
		Autokiniton US Holdings Inc
	850,000	5.000% (1 Month
		LIBOR + 4.500%), 4/6/28 [1,5]	857,705
		First Brands Group LLC
	2,021,203	6.000% (3 Months
		LIBOR + 5.000%), 3/30/27 [1,5]	2,048,155
		Truck Hero Inc
	374,063	4.500% (1 Month
		LIBOR + 3.750%), 1/31/28 [1,5]	374,601
		Wheel Pros (4/21)
	1,125,000	5.250% (1 Month
		LIBOR + 4.500%), 5/11/28 [1,5]	1,129,523
			4,409,984

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 15.7% (Continued)

Broadcasting: 0.2%
	The EW Scripps Co
1,237,406	3.313% (1 Month
	LIBOR + 2.563%), 5/1/26 [1,5]	$1,235,085

Building Materials: 0.3%
	Harbor Freight Tools USA Inc
1,500,000	3.750% (1 Month
	LIBOR + 3.000%), 10/19/27 [1,5]	1,502,167

Cable/Satellite TV: 0.5%
	CSC Holdings LLC
1,237,113	2.323% (1 Month
	LIBOR + 2.250%), 7/17/25 [1,5]	1,223,041
	Virgin Media Bristol LLC
1,250,000	3.353% (1 Month
	LIBOR + 3.250%), 1/31/29 [1,5]	1,250,606
		2,473,647
Capital Goods: 0.2%
	Arvos BidCo SARL
498,270	6.500% (3 Months
	LIBOR + 5.500%), 8/29/23 [1,5]	418,337
	Raymond Bartlett Snow Holding LLC
498,270	6.500% (3 Months
	LIBOR + 5.500%), 8/29/23 [1,5]	418,338
		836,675
Chemicals: 1.9%
	INEOS US Petrochem LLC
1,125,000	3.250% (1 Month
	LIBOR + 2.750%), 1/29/26 [1,5]	1,123,594
	Lummus Technology Holdings V LLC
1,995,000	3.604% (1 Month
	LIBOR + 3.500%), 6/30/27 [1,5]	1,985,733
	PQ Corp
600,000	3.250%, 6/9/28 1,5,6,7	600,252
	Rohm Holding GmbH
2,493,671	4.978% (6 Months
	LIBOR + 4.750%), 7/31/26 [1,5]	2,501,464
	Tronox Finance (2/21)
1,929,981	2.604% (1 Month
	LIBOR + 2.500%), 3/10/28 [1,5]	1,920,157
	WR Grace & Co-Conn
2,175,000	2.147% (3 Months
	LIBOR + 2.000%), 6/1/28 [1,5]	2,170,922
		10,302,122
Consumer-Products: 1.2%
	Energizer Holdings Inc
1,186,194	2.750% (1 Month
	LIBOR + 2.250%), 12/22/27 [1,5]	1,185,304
	Journey Personal Care Corp
1,375,000	5.000% (3 Months
	LIBOR + 4.250%), 3/1/28 [1,5]	1,380,163
	Kronos Acquisition Holdings Inc
1,990,000	4.250% (3 Months
	LIBOR + 3.750%), 12/22/26 [1,5]	1,978,597
	Spectrum Brands Inc
673,313	2.500% (3 Months
	LIBOR + 2.000%), 3/3/28 [1,5]	671,208
	Sunshine Luxembourg VII SARL
1,172,063	4.500% (3 Months
	LIBOR + 3.750%), 10/1/26 [1,5]	1,177,847
		6,393,119
Diversified Financial Services: 0.3%
	Jane Street Group LLC
1,815,875	2.854% (1 Month
	LIBOR + 2.750%), 1/26/28 [1,5]	1,809,710

Diversified Media: 0.2%
	Clear Channel Outdoor Holdings Inc
1,240,530	3.686% (3 Months
	LIBOR + 3.500%), 8/21/26 [1,5]	1,212,618

Energy: 0.1%
	DT Midstream Inc
400,000	2.500%, 6/10/28 [1,5,6,7]	401,178

Food/Beverage/Tobacco: 0.5%
	Triton Water Holdings Inc
525,000	4.000% (3 Months
	LIBOR + 3.500%), 3/31/28 [1,5]	525,073
	Upfield USA Corp
1,984,655	3.260% (6 Months
	LIBOR + 3.000%), 7/2/25 [1,5]	1,944,714
		2,469,787
Healthcare: 2.6%
	Auris Luxembourg III SARL
1,237,344	3.854% (1 Month
	LIBOR + 3.750%), 2/27/26 [1,5]	1,226,022
	Carestream Health Inc
1,190,897	7.750% (3 Months
	LIBOR + 6.750%), 5/8/23 [1,5]	1,195,363
	Gainwell Acquisition Corp
748,120	4.750% (3 Months
	LIBOR + 4.000%), 10/1/27 [1,5]	751,861
	Grifols Worldwide
	Operations B (11/19)
1,237,437	2.088% (1 Week
	LIBOR + 2.000%), 11/15/27 [1,5]	1,226,381
	MPH Acquisition Holdings LLC
1,079,797	3.750% (3 Months
	LIBOR + 2.750%), 6/7/23 [1,5]	1,078,021
	One Call Corp
2,100,000	6.250% (3 Months
	LIBOR + 5.500%), 4/22/27 [1,2]	2,126,250
The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 15.7% (Continued)

Healthcare: 2.6% (Continued)
	Organon & Co
2,000,000	3.500% (3 Months
	LIBOR + 3.000%), 6/2/28 [1,5]	$2,004,590
	Pluto Acquisition I Inc
350,000	4.104% (1 Month
	LIBOR + 3.250%), 6/20/26 [1,5]	350,766
	Sedgwick Claims Management
	Services Inc
1,163,071	3.354% (1 Month
	LIBOR + 3.250%), 12/31/25 [1,5]	1,152,022
	US Radiology Specialists Inc
2,487,500	6.250% (1 Month
	LIBOR + 5.500%), 12/15/27 [1,5]	2,506,137
	Verscend Holding Corp
575,000	4.104% (1 Month
	LIBOR + 4.000%), 8/27/25 [1,5]	577,260
		14,194,673
Homebuilders/Real Estate: 0.1%
	Pike Corp
719,178	3.110% (1 Month
	LIBOR + 3.000%), 1/21/28 [1,5]	718,779
Insurance: 0.7%
	Acrisure B (1/20)
1,240,578	3.604% (1 Month
	LIBOR + 3.500%), 2/16/27 [1,5]	1,229,078
	AssuredPartners Inc
1,237,437	3.604% (1 Month
	LIBOR + 3.500%), 2/12/27 [1,5]	1,232,543
	USI Incremental
1,237,147	3.147% (3 Months
	LIBOR + 3.000%), 5/16/24 [1,5]	1,227,094
		3,688,715
Paper: 0.2%
	Ahlstrom-Munksjo Oyj
1,147,125	4.750% (3 Months
	LIBOR + 4.000%), 2/4/28 [1,5]	1,153,222

Publishing/Printing: 0.2%
	Meredith Corporation B2
1,000,000	2.604% (1 Month
	LIBOR + 2.500%), 1/31/25 [1,5]	997,190

Restaurants: 0.1%
	IRB Holding Corp
298,500	4.250% (3 Months
	LIBOR + 3.250%), 12/15/27 [1,5]	298,851

Services: 1.0%
	Franchise Group Inc
2,000,000	5.500% (3 Months
	LIBOR + 4.750%), 3/10/26 [1,5]	2,013,760
	LBM Acquisition LLC
324,188	4.500% (3 Months
	LIBOR + 3.750%), 12/17/27 [1,5]	322,330
72,222	4.500% (1 Month
	LIBOR + 3.750%), 12/17/27 [1,5]	71,808
	Revint Intermediate II LLC
1,496,250	5.750% (1 Month
	LIBOR + 5.000%), 10/15/27 [1,5]	1,510,749
	Summer BC Holdco B SARL
1,240,554	4.884% (3 Months
	LIBOR + 4.750%), 12/4/26 [1,5]	1,231,765
		5,150,412
Steel: 0.1%
	TMS International Corp/DE
597,000	3.750% (1 Month
	LIBOR + 2.750%), 8/14/24 [1,5]	596,254

Super Retail: 0.6%
	CP Atlas Buyer Inc
448,875	4.250% (1 Month
	LIBOR + 3.750%), 11/23/27 [1,5]	448,383
	S&S Holdings LLC
2,992,500	5.500% (3 Months
	LIBOR + 5.000%), 3/10/28 [1,5]	2,977,538
		3,425,921
Technology: 2.2%
	Ahead DB Holdings LLC
1,250,000	4.500% (3 Months
	LIBOR + 3.750%), 10/18/27 [1,5]	1,254,000
	Constant Contact Inc
2,025,000	4.750% (1 Month
	LIBOR + 4.000%), 2/10/28 [1,5]	2,022,469
550,000	4.750% (1 Month
	LIBOR + 4.000%), 2/10/28 [1,5,6,7]	549,312
	CT Technologies Intermediate
	Holdings Inc
623,438	6.000% (1 Month
	LIBOR + 5.000%), 12/10/25 [1,5,6,7]	625,663
	Dawn Acquisition LLC
1,585,897	3.897% (3 Months
	LIBOR + 3.750%), 12/31/25 [1,5,6,7]	1,351,978
	Dcert Buyer Inc
2,081,321	4.104% (1 Month
	LIBOR + 4.000%), 10/16/26 [1,5]	2,086,524
	LogMeIn Inc
1,243,750	4.827% (1 Month
	LIBOR + 4.750%), 8/31/27 [1,5]	1,243,265
	Proofpoint Inc
625,000	3.750%, 6/10/28 [1,5,6,7]	622,269
	Surf Holdings LLC
1,237,504	3.628% (3 Months
	LIBOR + 3.500%), 3/5/27 [1,5]	1,230,933

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 15.7% (Continued)

Technology: 2.2% (Continued)
	Synamedia Americas Holdings Inc
908,820	6.147% (3 Months
	LIBOR + 6.000%), 10/31/24 [1,5]	$889,889
		11,876,302
Telecommunications: 0.6%
	Lumen Technologies B (1/20)
1,240,554	2.354% (1 Month
	LIBOR + 2.250%), 3/15/27 [1,5]	1,225,512
	Voyage Australia Pty Ltd
1,900,000	4.000%, 5/27/28 [1,5,6,7]	1,904,750
		3,130,262
Transportation Excluding Air/Rail: 0.2%
	American Trailer World Corp
1,125,000	4.500% (1 Month
	LIBOR + 3.750%), 3/3/28 [1,5]	1,124,826

Utilities: 0.3%
	Edgewater Generation LLC
1,212,576	3.854% (1 Month
	LIBOR + 3.750%), 12/12/25 [1,5]	1,159,241
	Exgen Renewables IV LLC
659,810	3.500% (3 Months
	LIBOR + 2.500%), 12/15/27 [1,5]	660,774
		1,820,015
TOTAL BANK LOANS
(Cost $83,758,865)		84,393,668
TOTAL INVESTMENTS IN SECURITIES: 94.4%
(Cost $493,967,113)		506,723,083
Other Assets in Excess of Liabilities: 5.6%		29,975,413
TOTAL NET ASSETS: 100.0%		$536,698,496

†	In U.S. Dollars unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Zero coupon security.
[4]	Perpetual call date security. Date shown is next call date.
[5]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2021 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar Value			U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered		at June 30, 2021	Currency to be Received		at June 30, 2021	(Depreciation)
9/17/21	EUR	76,000,000	$90,267,679		$92,461,600	$92,461,600	$2,193,921
9/17/21	GBP	4,300,000	5,949,265		$6,073,582	6,073,582	124,317
9/17/21		$6,069,007	6,069,007	EUR	5,000,000	5,938,663	(130,344)
			$102,285,951			$104,473,845	$2,187,894

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 91.0%

Aerospace/Defense: 1.1%
	Bombardier Inc
$125,000	6.000%, 10/15/22	$125,412
	TransDigm Inc
95,000	6.250%, 3/15/26	100,344
75,000	5.500%, 11/15/27	78,281
		304,037
Airlines: 3.4%
	American Airlines Inc
100,000	11.750%, 7/15/25	125,625
	American Airlines Inc/
	AAdvantage Loyalty IP Ltd
175,000	5.500%, 4/20/26	185,500
175,000	5.750%, 4/20/29	189,147
	Delta Air Lines Inc
225,000	7.375%, 1/15/26	264,276
	Spirit Loyalty Cayman Ltd /
	Spirit IP Cayman Ltd
104,719	8.000%, 9/20/25	118,647
	United Airlines Inc
25,000	4.375%, 4/15/26	25,906
50,000	4.625%, 4/15/29	51,813
		960,914
Automotive & Auto Parts: 2.9%
	American Axle & Manufacturing Inc
100,000	6.250%, 4/1/25	103,496
	Clarios Global LP / Clarios US Finance Co
100,000	8.500%, 5/15/27	109,145
	Ford Motor Co
325,000	9.000%, 4/22/25	401,097
	The Goodyear Tire & Rubber Co
50,000	5.000%, 7/15/29	52,412
50,000	5.250%, 7/15/31	52,313
	Tenneco Inc
100,000	7.875%, 1/15/29	113,217
		831,680
Banking: 2.4%
	Deutsche Bank AG
200,000	4.875% (5 Year Mid Swap
	Rate USD + 2.553%), 12/1/32 [1,3]	215,837
	Natwest Group PLC
200,000	2.467% (3 Month LIBOR
	USD + 2.320%), 9/30/27 [1,2]	198,960
	Standard Chartered PLC
200,000	7.014% (3 Month LIBOR
	USD + 1.460%), 7/30/37 [1,2,3]	274,500
		689,297
Broadcasting: 3.7%
	Audacy Capital Corp
50,000	6.500%, 5/1/27	52,186
50,000	6.750%, 3/31/29	52,000
	Belo Corp
125,000	7.750%, 6/1/27	146,739
	Diamond Sports Group LLC /
	Diamond Sports Finance Co
100,000	5.375%, 8/15/26	65,000
	iHeartCommunications Inc
100,000	8.375%, 5/1/27	107,251
	Nexstar Broadcasting Inc
100,000	5.625%, 7/15/27	106,125
75,000	4.750%, 11/1/28	77,156
	Scripps Escrow Inc
200,000	5.875%, 7/15/27	206,784
	Sinclair Television Group Inc
125,000	5.875%, 3/15/26	129,500
50,000	5.125%, 2/15/27	50,287
	Sirius XM Radio Inc
50,000	4.000%, 7/15/28	51,616
		1,044,644
Building Materials: 2.3%
	Cornerstone Building Brands Inc
150,000	6.125%, 1/15/29	161,181
	JELD-WEN Inc
75,000	4.875%, 12/15/27	78,091
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26	103,099
	PGT Innovations Inc
150,000	6.750%, 8/1/26	158,754
	SRM Escrow Issuer LLC
150,000	6.000%, 11/1/28	159,184
		660,309
Cable/Satellite TV: 5.4%
	CCO Holdings LLC /
	CCO Holdings Capital Corp
225,000	5.500%, 5/1/26	233,153
100,000	5.375%, 6/1/29	109,435
50,000	4.750%, 3/1/30	52,875
	CSC Holdings LLC
200,000	7.500%, 4/1/28	220,093
200,000	5.750%, 1/15/30	208,000
	DISH DBS Corp
75,000	7.375%, 7/1/28	80,803
100,000	5.125%, 6/1/29	98,958
	Midcontinent Communications /
	Midcontinent Finance Corp
275,000	5.375%, 8/15/27	289,710
	Radiate Holdco LLC / Radiate Finance Inc
225,000	6.500%, 9/15/28	236,656
		1,529,683
Capital Goods: 2.4%
	Griffon Corp
200,000	5.750%, 3/1/28	213,133

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.0% (Continued)

Capital Goods: 2.4% (Continued)
	JB Poindexter & Co Inc
$100,000	7.125%, 4/15/26	$105,957
	Madison IAQ LLC
100,000	5.875%, 6/30/29	101,875
	Manitowoc Co Inc
175,000	9.000%, 4/1/26	190,535
	Patrick Industries Inc
75,000	4.750%, 5/1/29	74,737
		686,237
Chemicals: 1.0%
	CVR Partners LP / CVR Nitrogen
	Finance Corp
19,000	9.250%, 6/15/23	19,088
25,000	6.125%, 6/15/28	25,656
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	51,794
	Rayonier AM Products Inc
175,000	7.625%, 1/15/26	183,051
		279,589
Clothing Stores: 0.2%
	VICTORIAS SECRET AND Co.
50,000	4.625%, 7/15/29	50,000

Consumer-Products: 0.4%
	Kronos Acquisition Holdings Inc /
	KIK Custom Products Inc
125,000	7.000%, 12/31/27	125,650

Containers: 0.3%
	LABL Escrow Issuer LLC
75,000	10.500%, 7/15/27	82,837

Diversified Financial Services: 2.4%
	Alliance Data Systems Corp
150,000	7.000%, 1/15/26	160,988
	Fairstone Financial Inc
250,000	7.875%, 7/15/24	261,495
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
100,000	6.250%, 5/15/26	106,270
75,000	5.250%, 5/15/27	77,707
	Nationstar Mortgage Holdings Inc
75,000	6.000%, 1/15/27	77,871
		684,331
Diversified Media: 1.4%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	158,401
	Clear Channel Worldwide Holdings Inc
75,000	5.125%, 8/15/27	76,683
	Nielsen Finance LLC /
	Nielsen Finance Co
75,000	5.625%, 10/1/28	79,351
75,000	5.875%, 10/1/30	81,823
		396,258
Energy: 15.9%
	Antero Midstream Partners LP /
	Antero Midstream Finance Corp
75,000	5.375%, 6/15/29	78,282
	Antero Resources Corp
100,000	8.375%, 7/15/26	113,875
50,000	5.375%, 3/1/30	51,094
	Archrock Partners LP /
	Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	156,886
	Ascent Resources Utica Holdings
	LLC / ARU Finance Corp
75,000	5.875%, 6/30/29	75,094
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
200,000	7.625%, 12/15/25	216,764
131,000	6.625%, 7/15/26	137,381
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	130,415
	Comstock Resources Inc
50,000	5.875%, 1/15/30	51,062
	Consolidated Energy Finance SA
350,000	6.875%, 6/15/25	357,235
	Continental Resources Inc
125,000	5.750%, 1/15/31	149,881
50,000	4.900%, 6/1/44	56,689
	CrownRock LP / CrownRock Finance Inc
75,000	5.625%, 10/15/25	77,838
	Delek Logistics Partners LP /
	Delek Logistics Finance Corp
75,000	6.750%, 5/15/25	77,349
	DT Midstream Inc
50,000	4.125%, 6/15/29	50,829
50,000	4.375%, 6/15/31	51,000
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	83,844
100,000	4.500%, 1/15/29	101,867
100,000	6.500%, 7/15/48	107,212
	EQT Corp
25,000	3.625%, 5/15/31	26,127
	Genesis Energy LP /
	Genesis Energy Finance Corp
125,000	5.625%, 6/15/24	125,763
125,000	8.000%, 1/15/27	131,485
	Global Partners LP / GLP Finance Corp
150,000	6.875%, 1/15/29	161,180

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.0% (Continued)

Energy: 15.9% (Continued)
	Gulfport Energy Corp
$125,000	8.000%, 5/17/26	$133,681
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	190,400
	Hilcorp Energy I LP / Hilcorp Finance Co
100,000	6.000%, 2/1/31	106,035
	Murphy Oil Corp
175,000	6.375%, 7/15/28	184,748
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	161,823
	Occidental Petroleum Corp
75,000	8.875%, 7/15/30	100,402
175,000	6.450%, 9/15/36	209,459
	Parkland Corp/Canada
75,000	4.500%, 10/1/29	76,434
	PBF Holding Co LLC / PBF Finance Corp
75,000	9.250%, 5/15/25	75,652
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	180,976
	Southwestern Energy Co
100,000	7.500%, 4/1/26	105,998
75,000	8.375%, 9/15/28	84,851
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp
158,000	7.500%, 10/1/25	173,535
100,000	6.000%, 12/31/30	104,231
	USA Compression Partners LP /
	USA Compression Finance Corp
75,000	6.875%, 9/1/27	80,271
		4,537,648
Entertainment/Film: 0.2%
	Live Nation Entertainment Inc
50,000	4.750%, 10/15/27	51,937

Food & Drug Retail: 0.6%
	Albertsons Cos Inc / Safeway Inc /
	New Albertsons LP / Albertsons LLC
100,000	7.500%, 3/15/26	110,056
50,000	5.875%, 2/15/28	53,950
		164,006
Food/Beverage/Tobacco: 3.8%
	Herbalife Nutrition Ltd /
	HLF Financing Inc
200,000	7.875%, 9/1/25	217,750
	HLF Financing SARL LLC /
	Herbalife International Inc
125,000	4.875%, 6/1/29	125,788
	Kraft Heinz Foods Co
125,000	4.625%, 1/30/29	145,623
100,000	5.000%, 7/15/35	122,969
100,000	4.375%, 6/1/46	113,439
	Post Holdings Inc
100,000	4.625%, 4/15/30	101,625
75,000	4.500%, 9/15/31	74,928
	Primo Water Holdings Inc
75,000	4.375%, 4/30/29	75,094
	Simmons Foods Inc/Simmons Prepared
	Foods Inc/Simmons Pet Food Inc/
	Simmons Feed
100,000	4.625%, 3/1/29	100,997
		1,078,213
Gaming: 1.3%
	Caesars Entertainment Inc
150,000	6.250%, 7/1/25	159,257
100,000	8.125%, 7/1/27	111,345
	Churchill Downs Inc
100,000	4.750%, 1/15/28	103,610
		374,212
Healthcare: 7.7%
	AMN Healthcare Inc
100,000	4.625%, 10/1/27	104,120
50,000	4.000%, 4/15/29	50,535
	Bausch Health Americas Inc
275,000	8.500%, 1/31/27	299,582
	Bausch Health Cos Inc
96,000	6.125%, 4/15/25	98,520
75,000	5.000%, 2/15/29	70,033
75,000	6.250%, 2/15/29	74,272
	Centene Corp
175,000	4.625%, 12/15/29	192,679
	DaVita Inc
100,000	4.625%, 6/1/30	102,771
100,000	3.750%, 2/15/31	96,125
	Legacy LifePoint Health LLC
325,000	6.750%, 4/15/25	346,554
	Mallinckrodt International Finance SA /
	Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [7]	70,183
	MPH Acquisition Holdings LLC
150,000	5.750%, 11/1/28	150,935
	Ortho-Clinical Diagnostics Inc /
	Ortho-Clinical Diagnostics SA
143,000	7.375%, 6/1/25	154,128
	Prime Healthcare Services Inc
200,000	7.250%, 11/1/25	215,762
	Select Medical Corp
175,000	6.250%, 8/15/26	186,779
		2,212,978
Homebuilders/Real Estate: 5.0%
	Ashton Woods USA LLC /
	Ashton Woods Finance Co
75,000	6.625%, 1/15/28	80,190

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.0% (Continued)

Homebuilders/Real Estate: 5.0% (Continued)
	Brookfield Residential Properties Inc /
	Brookfield Residential US LLC
$125,000	6.250%, 9/15/27	$132,362
	Dycom Industries Inc
50,000	4.500%, 4/15/29	50,498
	Global Infrastructure Solutions Inc
87,000	5.625%, 6/1/29	90,397
	Iron Mountain Inc
200,000	5.250%, 7/15/30	211,983
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	77,358
75,000	5.000%, 3/1/31	77,250
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
25,000	4.750%, 6/15/29	25,062
	PowerTeam Services LLC
300,000	9.033%, 12/4/25	330,375
	Service Properties Trust
200,000	4.350%, 10/1/24	201,662
100,000	5.500%, 12/15/27	106,938
	STARWOOD PPTY TR, Inc.
50,000	3.625%, 7/15/26	50,438
		1,434,513
Hotels: 0.3%
	Hilton Grand Vacations Borrower
	Escrow LLC / Hilton Grand
	Vacations Borrower Esc
25,000	5.000%, 6/1/29	25,594
50,000	4.875%, 7/1/31	50,000
	Marriott Ownership Resorts Inc
25,000	4.500%, 6/15/29	25,375
		100,969
Leisure: 2.4%
	Carnival Corp
100,000	10.500%, 2/1/26	116,554
50,000	5.750%, 3/1/27	52,438
	Life Time Inc
150,000	5.750%, 1/15/26	155,657
	Royal Caribbean Cruises Ltd
175,000	9.125%, 6/15/23	192,286
175,000	5.500%, 4/1/28	183,496
		700,431
Metals/Mining: 3.1%
	Cleveland-Cliffs Inc
175,000	6.750%, 3/15/26	189,000
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25	286,037
	Grinding Media Inc /
	Moly-Cop AltaSteel Ltd
100,000	7.375%, 12/15/23	102,599
	Hudbay Minerals Inc
75,000	6.125%, 4/1/29	79,969
	Kaiser Aluminum Corp
125,000	4.500%, 6/1/31	128,490
	SunCoke Energy Inc
100,000	4.875%, 6/30/29	100,000
		886,095
Publishing/Printing: 0.5%
	Cimpress PLC
150,000	7.000%, 6/15/26	158,324

Restaurants: 3.3%
	1011778 BC ULC / New Red Finance Inc
125,000	3.875%, 1/15/28	126,719
125,000	4.375%, 1/15/28	126,894
	Bloomin’ Brands Inc /
	OSI Restaurant Partners LLC
100,000	5.125%, 4/15/29	102,875
	Carrols Restaurant Group Inc
200,000	5.875%, 7/1/29	198,500
	CEC Entertainment LLC
175,000	6.750%, 5/1/26	179,812
	IRB Holding Corp
200,000	6.750%, 2/15/26	207,400
		942,200
Services: 3.4%
	Alta Equipment Group Inc
50,000	5.625%, 4/15/26	51,409
	APX Group Inc
75,000	7.875%, 12/1/22	75,552
	BCPE Empire Holdings Inc
100,000	7.625%, 5/1/27	102,541
	Clarivate Science Holdings Corp
50,000	4.875%, 6/30/29	51,375
	Garda World Security Corp
100,000	4.625%, 2/15/27	100,702
75,000	9.500%, 11/1/27	83,215
	GPD Cos Inc
125,000	10.125%, 4/1/26	136,702
	Herc Holdings Inc
200,000	5.500%, 7/15/27	211,094
	LBM Acquisition LLC
50,000	6.250%, 1/15/29	50,447
	WESCO Distribution Inc
100,000	7.250%, 6/15/28	111,519
		974,556
Steel: 1.3%
	Allegheny Technologies Inc
125,000	7.875%, 8/15/23	137,187
	TMS International Corp/DE
75,000	6.250%, 4/15/29	78,844

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.0% (Continued)

Steel: 1.3% (Continued)
	United States Steel Corp
$150,000	6.875%, 3/1/29	$160,688
		376,719
Super Retail: 1.5%
	Ambience Merger Sub Inc
50,000	7.125%, 7/15/29	50,562
	L Brands Inc
75,000	6.750%, 7/1/36	94,087
	LCM Investments Holdings II LLC
25,000	4.875%, 5/1/29	25,656
	LSF9 Atlantis Holdings LLC /
	Victra Finance Corp
125,000	7.750%, 2/15/26	129,794
	Magic Mergeco Inc
125,000	7.875%, 5/1/29	129,063
		429,162
Technology: 2.6%
	CommScope Technologies LLC
209,000	6.000%, 6/15/25	213,702
	J2 Global Inc
150,000	4.625%, 10/15/30	155,482
	LogMeIn Inc
100,000	5.500%, 9/1/27	103,705
	Veritas US Inc / Veritas Bermuda Ltd
100,000	7.500%, 9/1/25	104,403
	VM Consolidated Inc
175,000	5.500%, 4/15/29	178,686
		755,978
Telecommunications: 6.2%
	Altice France Holding SA
325,000	6.000%, 2/15/28	322,923
	Consolidated Communications Inc
100,000	6.500%, 10/1/28	107,775
	Embarq Corp
75,000	7.995%, 6/1/36	85,117
	GCI LLC
250,000	4.750%, 10/15/28	256,375
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	196,781
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24 [7]	155,165
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	156,176
100,000	4.500%, 1/15/29	97,720
	Sprint Capital Corp
250,000	6.875%, 11/15/28	320,938
	Zayo Group Holdings Inc
75,000	6.125%, 3/1/28	76,698
		1,775,668
Utilities: 2.6%
	Calpine Corp
50,000	5.125%, 3/15/28	51,008
100,000	4.625%, 2/1/29	98,595
100,000	5.000%, 2/1/31	99,700
	Clearway Energy Operating LLC
125,000	5.000%, 9/15/26	128,841
100,000	3.750%, 2/15/31	99,635
	Talen Energy Supply LLC
225,000	7.250%, 5/15/27	210,234
75,000	6.625%, 1/15/28	68,734
		756,747
TOTAL CORPORATE BONDS
(Cost $24,794,272)		26,035,822

BANK LOANS: 5.6%

Aerospace/Defense: 0.4%
	Spirit AeroSystems Inc
109,450	6.000% (1 Month
	LIBOR + 5.250%), 1/15/25 [1,4]	110,499

Automotive & Auto Parts: 0.8%
	First Brands Group LLC
105,704	6.000% (3 Months
	LIBOR + 5.000%), 3/24/27 [1,4]	107,113
	Wheel Pros (4/21)
125,000	5.250% (1 Month
	LIBOR + 4.500%), 5/31/28 [1,4,5,6]	125,503
		232,616
Healthcare: 0.7%
	BW NHHC Holdco Inc
198,974	5.155% (3 Months
	LIBOR + 5.000%), 5/15/25 [1,4]	183,642
	US Radiology Specialists Inc
24,875	6.250% (1 Month
	LIBOR + 5.500%), 12/15/27 [1,4]	25,062
		208,704
Leisure: 0.3%
	Carnival Corp
98,503	8.500% (1 Month
	LIBOR + 7.500%), 6/30/25 [1,4]	101,068

Services: 0.4%
	Revint Intermediate II LLC
124,688	5.750% (1 Month
	LIBOR + 5.000%), 10/15/27 [1,4]	125,896

Technology: 1.1%
	Ahead DB Holdings LLC
100,000	4.500% (3 Months
	LIBOR + 3.750%), 10/16/27 [1,4]	100,320

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
BANK LOANS: 5.6% (Continued)

Technology: 1.1% (Continued)
	CT Technologies Intermediate
	Holdings Inc
$74,813	6.000% (1 Month
	LIBOR + 5.000%), 12/16/25 [1,4]	$75,080
	Dawn Acquisition LLC
149,235	3.897% (3 Months
	LIBOR + 3.750%), 12/31/25 [1,4]	127,222
		302,622
Telecommunications: 1.4%
	Intelsat Jackson Holdings SA
134,636	6.500% (3 Months
	LIBOR + 5.500%), 7/13/21 [1,4]	135,815
250,000	6.625%, 1/2/24 [4]	255,045
		390,860
Transportation Excluding Air/Rail: 0.5%
	Yak Access LLC
145,890	5.147% (1 Month
	LIBOR + 5.000%), 7/11/25 [1,4]	135,232
TOTAL BANK LOANS
(Cost $1,589,554)		1,607,497
TOTAL INVESTMENTS IN SECURITIES: 96.6%
(Cost $26,383,826)		27,643,319
Other Assets in Excess of Liabilities: 3.4%		965,425
TOTAL NET ASSETS: 100.0%		$28,608,744

LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Perpetual call date security. Date shown is next call date.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security is in default.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 82.0%

Aerospace/Defense: 0.1%
		Rolls-Royce PLC
EUR	300,000	0.875%, 5/9/24	$351,067

Airlines: 3.6%
		Air France-KLM
EUR	200,000	3.000%, 7/1/24	234,778
EUR	300,000	3.875%, 7/1/26	350,676
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	325,000	5.500%, 4/20/26	344,500
		Delta Air Lines Inc
	875,000	3.625%, 3/15/22	887,466
	1,050,000	3.800%, 4/19/23	1,090,189
		Deutsche Lufthansa AG
EUR	1,200,000	2.875%, 2/11/25	1,451,782
EUR	700,000	3.000%, 5/29/26	839,247
		easyJet PLC
EUR	1,700,000	1.750%, 2/9/23	2,058,882
EUR	500,000	1.125%, 10/18/23	604,008
		Mileage Plus Holdings LLC / Mileage
		Plus Intellectual Property Assets Ltd
	1,325,000	6.500%, 6/20/27	1,460,481
		Singapore Airlines Ltd
	900,000	3.000%, 7/20/26	912,956
		United Airlines Inc
	350,000	4.375%, 4/15/26	362,687
		Wizz Air Finance Co BV
EUR	1,300,000	1.350%, 1/19/24	1,575,703
			12,173,355
Automotive & Auto Parts: 5.8%
		FCE Bank PLC
EUR	700,000	1.134%, 2/10/22	834,910
GBP	700,000	2.727%, 6/3/22	983,414
EUR	800,000	1.615%, 5/11/23	968,389
		Ford Motor Credit Co LLC
	500,000	1.256% (3 Month LIBOR
		USD + 1.080%), 8/3/22 [1]	498,221
	1,000,000	1.391% (3 Month LIBOR
		USD + 1.235%), 2/15/23 [1]	996,570
	600,000	3.810%, 1/9/24	628,629
EUR	555,000	3.021%, 3/6/24	691,167
	650,000	3.375%, 11/13/25	674,375
		General Motors Financial Co Inc
	2,500,000	5.200%, 3/20/23	2,692,018
		Harley-Davidson Financial
		Services Inc
EUR	500,000	0.900%, 11/19/24	606,419
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25	1,085,459
EUR	700,000	3.750% Cash or 5.000%
		PIK, 9/15/26	848,041
		Jaguar Land Rover Automotive PLC
	1,100,000	7.750%, 10/15/25	1,210,693
		Kia Corp
	650,000	1.000%, 4/16/24	653,838
		Nemak SAB de CV
EUR	1,550,000	3.250%, 3/15/24	1,870,638
		Nissan Motor Co Ltd
	1,894,000	3.043%, 9/15/23	1,975,995
	1,500,000	3.522%, 9/17/25	1,603,390
		Stellantis NV
	1,000,000	5.250%, 4/15/23	1,079,530
			19,901,696
Banking: 22.2%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1,4]	637,601
		ABN AMRO Bank NV
	4,000,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,4]	4,212,432
		AIB Group PLC
EUR	1,700,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1,4]	2,068,211
		Banco Comercial Portugues SA
EUR	600,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1,4]	720,893
		Banco de Sabadell SA
EUR	1,500,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,4]	1,949,813
EUR	900,000	2.500% (5 Year Swap Rate
		EUR + 2.950%), 4/15/31 [1,4]	1,075,988
		Bank of Ireland Group PLC
GBP	800,000	3.125% (5 Year UK GILT
		Rate + 2.700%), 9/19/27 [1,4]	1,127,831
	1,890,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,4]	1,936,010
		Barclays Bank PLC
	200,000	7.625%, 11/21/22	218,192
		Barclays PLC
EUR	1,060,000	1.125% (5 Year Swap Rate
		EUR + 1.550%), 3/22/31 [1,4]	1,264,369
		BBVA Bancomer SA
	1,800,000	6.750%, 9/30/22	1,914,804
	150,000	4.375%, 4/10/24	163,337
		BNP Paribas SA
EUR	450,000	2.625% (5 Year Swap Rate
		EUR + 1.830%), 10/14/27 [1,4]	551,375
GBP	900,000	2.000% (5 Year UK GILT
		Rate + 1.650%), 5/24/31 [1,4]	1,256,109
		Caixa Geral de Depositos SA
EUR	1,200,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,4]	1,563,408

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.0% (Continued)

Banking: 22.2% (Continued)
		CaixaBank SA
EUR	3,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,4]	$3,716,433
		Commerzbank AG
	500,000	8.125%, 9/19/23	569,876
EUR	1,200,000	4.000% (5 Year Swap Rate
		EUR + 4.350%), 12/5/30 [1,4]	1,579,499
		Cooperatieve Rabobank UA
	3,800,000	4.000% (5 Year Swap Rate
		USD + 1.892%), 4/10/29 [1,4]	4,066,532
		Danske Bank A/S
EUR	1,900,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,4]	2,375,605
		Deutsche Bank AG
	1,532,000	1.369% (3 Month LIBOR
		USD + 1.230%), 2/27/23 [1]	1,548,292
	375,000	3.961% (SOFR +
		2.581%), 11/26/25 [1,4]	405,697
	2,800,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,4]	2,903,320
		Fab Sukuk Co Ltd
	500,000	2.500%, 1/21/25	521,267
	500,000	1.411%, 1/14/26	499,375
		ING Groep NV
	2,100,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,4]	2,221,825
EUR	2,700,000	2.500% (5 Year Swap Rate
		EUR + 2.150%), 2/15/29 [1,4]	3,386,415
		Intesa Sanpaolo SPA
	300,000	3.125%, 7/14/22	307,860
EUR	2,900,000	1.360% (3 Month
		EURIBOR + 1.900%), 9/26/24 [1,5]	3,500,563
EUR	1,000,000	4.375% (5 Year Swap Rate
		EUR + 4.750%), 7/12/29 [1,4]	1,294,567
		Nationwide Building Society
EUR	550,000	2.000% (5 Year Swap Rate
		EUR + 1.500%), 7/25/29 [1,4]	686,609
		Natwest Group PLC
	2,325,000	3.754% (5 Year CMT
		Rate + 2.100%), 11/1/29 [1,4]	2,473,219
GBP	300,000	3.622% (5 Year UK GILT
		Rate + 3.550%), 8/14/30 [1,4]	443,081
		QNB Finansbank AS
	200,000	4.875%, 5/19/22	204,713
		Societe Generale SA
EUR	1,600,000	1.375% (5 Year Swap Rate
		EUR + 0.900%), 2/23/28 [1,4]	1,927,953
		Standard Chartered PLC
	738,000	1.319% (1 Year CMT
		Rate + 1.170%), 10/14/23 [1,4]	745,277
	1,000,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1,4]	1,051,292
		UniCredit SPA
	2,950,000	4.086% (3 Month LIBOR
		USD + 3.900%), 1/14/22 [1]	3,003,209
EUR	3,000,000	4.375% (5 Year Swap Rate
		EUR + 4.316%), 1/3/27 [1,4]	3,636,607
EUR	600,000	4.875% (EUAMDB05 +
		4.739%), 2/20/29 [1,4]	776,640
		Virgin Money UK PLC
GBP	2,200,000	7.875% (5 Year UK GILT
		Rate + 7.128%), 12/14/28 [1,4]	3,490,152
GBP	300,000	5.125% (5 Year UK GILT
		Rate + 5.250%), 12/11/30 [1,4]	463,450
		Volksbank Wien AG
EUR	2,800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,4]	3,407,610
		Westpac Banking Corp
	2,045,000	2.894% (5 Year CMT
		Rate + 1.350%), 2/4/30 [1,4]	2,123,569
		Zuercher Kantonalbank
EUR	1,450,000	2.625% (5 Year Swap Rate
		EUR + 1.850%), 6/15/27 [1,4]	1,761,217
			75,752,097
Broadcasting: 0.2%
		Pinewood Finance Co Ltd
GBP	500,000	3.250%, 9/30/25	704,393

Building Materials: 0.8%
		James Hardie International
		Finance DAC
EUR	1,355,000	3.625%, 10/1/26	1,646,927
	922,000	5.000%, 1/15/28	979,625
			2,626,552
Cable/Satellite TV: 0.5%
		Radiate Holdco LLC /
		Radiate Finance Inc
	625,000	4.500%, 9/15/26	648,484
		United Group BV
EUR	1,000,000	4.125% (3 Month
		EURIBOR + 4.125%), 5/15/25 [1]	1,186,331
			1,834,815
Capital Goods: 1.2%
		CNH Industrial Capital LLC
	550,000	4.375%, 4/5/22	565,921
		CNH Industrial NV
	1,000,000	4.500%, 8/15/23	1,078,510
		Platin 1426 GmbH
EUR	800,000	5.375%, 6/15/23	957,159
		Westinghouse Air Brake
		Technologies Corp
	1,425,000	4.400%, 3/15/24	1,545,173
			4,146,763
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.0% (Continued)

Chemicals: 0.2%
		CNAC HK Finbridge Co Ltd
	250,000	3.375%, 6/19/24	$262,057
	240,000	4.875%, 3/14/25	263,580
		PTT Global Chemical PCL
	200,000	4.250%, 9/19/22	207,784
			733,421
Consumer-Products: 0.6%
		Kimberly-Clark de Mexico
		SAB de CV
	1,791,000	3.250%, 3/12/25	1,907,290

Containers: 0.3%
		Ardagh Metal Packaging Finance
		USA LLC / Ardagh Metal
		Packaging Finance PLC
EUR	475,000	2.000%, 9/1/28	565,573
		Trivium Packaging Finance BV
EUR	500,000	3.750% (3 Month
		EURIBOR + 3.750%), 8/15/26 [1]	593,375
			1,158,948
Diversified Financial Services: 17.0%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	700,000	4.500%, 9/15/23	750,770
	1,801,000	3.150%, 2/15/24	1,891,825
		Aircastle Ltd
	1,200,000	4.400%, 9/25/23	1,285,393
	897,000	4.125%, 5/1/24	956,956
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	1,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 8/1/24 [1]	1,129,774
		Ares Capital Corp
	1,680,000	4.200%, 6/10/24	1,806,292
		Aviation Capital Group LLC
	1,500,000	5.500%, 12/15/24	1,696,988
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	756,953
		BOC Aviation Ltd
	460,000	2.750%, 12/2/23	475,832
	1,200,000	1.750%, 1/21/26	1,189,650
		BOC Aviation USA Corp
	610,000	1.625%, 4/29/24	615,255
		Bracken MidCo1 PLC
GBP	946,688	8.875% Cash or 11.000%
		PIK, 10/15/23	1,357,270
		CDBL Funding 2
	1,050,000	3.000%, 8/1/22	1,068,808
		CIT Group Inc
	1,600,000	5.000%, 8/1/23	1,732,000
		Credit Suisse AG
	1,825,000	6.500%, 8/8/23	2,020,366
		Credit Suisse Group AG
	1,200,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,4]	1,333,854
	450,000	6.250% (5 Year Swap Rate
		USD + 3.455%), 12/18/24 [1,4]	493,825
		DAE Funding LLC
	725,000	4.500%, 8/1/22	728,252
	800,000	1.550%, 8/1/24	799,896
	1,132,000	2.625%, 3/20/25	1,154,713
		DAE Sukuk Difc Ltd
	1,580,000	3.750%, 2/15/26	1,676,510
		Encore Capital Group Inc
GBP	775,000	5.375%, 2/15/26	1,133,350
		Fortune Star BVI Ltd
EUR	963,000	4.350%, 5/6/23	1,160,515
		Garfunkelux Holdco 3 SA
EUR	2,700,000	6.250% (3 Month
		EURIBOR + 6.250%), 5/1/26 [1]	3,265,548
		Hoist Finance AB
EUR	2,500,000	2.750%, 4/3/23	3,059,118
		Huarong Finance 2017 Co Ltd
	2,000,000	1.320% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,536,000
		Huarong Finance 2019 Co Ltd
	520,000	1.275% (3 Month LIBOR
		USD + 1.125%), 2/24/23 [1]	388,911
		Huarong Finance II Co Ltd
	700,000	3.625%, 11/22/21	645,628
		Huarong Universe Investment
		Holding Ltd
EUR	1,300,000	1.625%, 12/5/22	994,249
		ICBCIL Finance Co Ltd
	1,000,000	1.256% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	995,375
		Intrum AB
EUR	500,000	4.875%, 8/15/25	624,029
		IS Hong Kong Investment Ltd
	1,000,000	2.900%, 12/30/22	1,023,180
		Jerrold Finco PLC
GBP	1,075,000	4.875%, 1/15/26	1,533,404
		Mirae Asset Securities Co Ltd
	500,000	2.125%, 7/30/23	511,039
	1,180,000	2.625%, 7/30/25	1,215,063
		Mulhacen Pte Ltd
EUR	1,583,876	6.500% Cash or 7.000%
		PIK, 8/1/23	1,614,113
		Nexi SPA
EUR	850,000	1.625%, 4/30/26	1,004,695
		Owl Rock Capital Corp
	700,000	3.750%, 7/22/25	741,172
		Park Aerospace Holdings Ltd
	2,000,000	4.500%, 3/15/23	2,102,540

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.0% (Continued)

Diversified Financial Services: 17.0% (Continued)
		REC Ltd
	800,000	5.250%, 11/13/23	$864,581
	400,000	3.375%, 7/25/24	416,634
	200,000	3.500%, 12/12/24	209,990
		SIHC International Capital Ltd
	1,000,000	3.950%, 9/26/21	1,005,590
		SOFTBANK GROUP Co.
	750,000	3.125%, 1/6/25	750,000
	1,475,000	4.000%, 7/6/26	1,475,000
		TP ICAP Ltd
GBP	500,000	5.250%, 1/26/24	759,940
		UBS AG
	2,000,000	5.125%, 5/15/24	2,209,200
		UBS Group AG
EUR	400,000	5.750% (5 Year Swap Rate
		EUR + 5.287%), 2/19/22 [1,4]	489,714
	1,260,000	7.000% (USSW5YF +
		4.866%), 2/19/25 [1,4]	1,456,560
			58,106,320
Diversified Media: 0.6%
		Adevinta ASA
EUR	675,000	2.625%, 11/15/25	821,990
		Inter Media and
		Communication SPA
EUR	1,135,200	4.875%, 12/31/22	1,346,228
			2,168,218
Energy: 3.8%
		Delek & Avner Tamar Bond Ltd
	1,335,000	5.082%, 12/30/23	1,346,988
	563,000	5.412%, 12/30/25	567,585
		Energy Transfer LP
	1,000,000	4.250%, 4/1/24	1,078,930
		Galaxy Pipeline Assets Bidco Ltd
	350,000	1.750%, 9/30/27	354,126
		Perusahaan Gas Negara Tbk PT
	1,200,000	5.125%, 5/16/24	1,332,113
		Petroleos Mexicanos
EUR	1,550,000	2.500%, 8/21/21	1,842,103
GBP	1,962,000	8.250%, 6/2/22	2,867,642
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,176,000	4.650%, 10/15/25	2,436,466
		Western Midstream Operating LP
	1,000,000	4.350%, 2/1/25	1,057,935
			12,883,888
Food & Drug Retail: 0.7%
		Bellis Acquisition Co PLC
GBP	575,000	3.250%, 2/16/26	797,882
		LION/POLARIS LUX
EUR	400,000	4.000% (3 Month
		EURIBOR + 4.000%), 7/1/26 [1,6]	474,299
		Quatrim SASU
EUR	1,000,000	5.875%, 1/15/24	1,234,476
			2,506,657
Food/Beverage/Tobacco: 2.4%
		Asahi Group Holdings Ltd
EUR	710,000	0.010%, 4/19/24	844,454
		Coca-Cola Europacific Partners PLC
	1,600,000	1.500%, 1/15/27	1,593,860
		Coca-Cola Icecek AS
	1,500,000	4.215%, 9/19/24	1,579,203
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	625,000	7.875%, 9/1/25	680,469
		Louis Dreyfus Co BV
EUR	1,225,000	2.375%, 11/27/25	1,541,755
		Sigma Alimentos SA de CV
	850,000	4.125%, 5/2/26	928,621
		Smithfield Foods Inc
	900,000	3.350%, 2/1/22	913,140
			8,081,502
Gaming: 1.1%
		Caesars Entertainment Inc
	1,000,000	6.250%, 7/1/25	1,061,710
		Cirsa Finance International SARL
EUR	325,000	6.250%, 12/20/23	391,692
		International Game Technology PLC
EUR	800,000	3.500%, 6/15/26	973,456
		MGM Resorts International
	1,250,000	6.750%, 5/1/25	1,340,581
			3,767,439
Healthcare: 1.8%
		GN Store Nord A/S
EUR	760,000	0.750%, 12/6/23	909,974
		MPT Operating Partnership LP /
		MPT Finance Corp
GBP	1,310,000	2.550%, 12/5/23	1,862,708
EUR	250,000	3.325%, 3/24/25	320,376
GBP	1,300,000	2.500%, 3/24/26	1,834,196
		Rossini SARL
EUR	350,000	3.875% (3 Month
		EURIBOR + 3.875%), 10/30/25 [1]	415,815
		Teva Pharmaceutical Finance
		Netherlands III BV
	625,000	2.800%, 7/21/23	623,588
			5,966,657
Homebuilders/Real Estate: 4.7%
		American Tower Corp
EUR	1,000,000	0.450%, 1/15/27	1,187,236
		CPI Property Group SA
	1,850,000	4.750%, 3/8/23	1,976,414

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.0% (Continued)

Homebuilders/Real Estate: 4.7% (Continued)
		CTP NV
EUR	400,000	0.500%, 6/21/25	$472,609
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	1,800,000	1.875%, 10/15/24	2,089,364
		Hammerson Ireland Finance DAC
EUR	710,000	1.750%, 6/3/27	844,091
		Immobiliare Grande
		Distribuzione SIIQ SPA
EUR	225,000	2.125%, 11/28/24	267,860
		NE Property BV
EUR	1,000,000	2.625%, 5/22/23	1,233,776
EUR	2,500,000	1.750%, 11/23/24	3,051,138
		Tritax EuroBox PLC
EUR	600,000	0.950%, 6/2/26	710,772
		Vivion Investments SARL
EUR	1,800,000	3.000%, 8/8/24	2,132,275
		Webuild SPA
EUR	1,125,000	5.875%, 12/15/25	1,478,664
		Westfield Stratford City
		Finance NO 2 PLC
GBP	500,000	1.642%, 8/4/26	700,678
			16,144,877
Hotels: 0.9%
		Whitbread Group PLC
GBP	2,000,000	3.375%, 10/16/25	2,940,654

Leisure: 1.6%
		Carnival Corp
EUR	800,000	1.875%, 11/7/22	940,910
		CPUK Finance Ltd
GBP	510,000	6.500%, 8/28/26	749,063
		Expedia Group Inc
	1,500,000	6.250%, 5/1/25	1,745,160
	1,225,000	5.000%, 2/15/26	1,398,233
		Royal Caribbean Cruises Ltd
	625,000	9.125%, 6/15/23	686,734
			5,520,100
Metals/Mining: 0.2%
		Novelis Corp
	775,000	5.875%, 9/30/26	807,166

Quasi & Foreign Government: 0.4%
		Arab Petroleum Investments Corp
	500,000	1.260%, 2/10/26	499,301
		Emirates Development Bank PJSC
	900,000	1.639%, 6/15/26	905,640
			1,404,941
Services: 0.7%
		RAC Bond Co PLC
GBP	1,425,000	5.000%, 11/6/22	1,975,105
		Verisure Holding AB
EUR	365,000	3.875%, 7/15/26	443,259
			2,418,364
Steel: 0.3%
		ArcelorMittal SA
EUR	400,000	1.000%, 5/19/23	482,447
		JSW Steel Ltd
	470,000	5.250%, 4/13/22	482,033
			964,480
Super Retail: 1.7%
		AA Bond Co Ltd
GBP	2,207,000	2.875%, 1/31/22	3,067,614
GBP	300,000	2.750%, 7/31/23	421,804
GBP	560,000	4.875%, 7/31/24	825,491
		PVH Corp
EUR	1,275,000	3.625%, 7/15/24	1,661,730
			5,976,639
Technology: 1.5%
		ams AG
EUR	300,000	6.000%, 7/31/25	381,831
EUR	1,800,000	6.000%, 7/31/25	2,290,984
		Arqiva Broadcast Finance PLC
GBP	1,500,000	6.750%, 9/30/23	2,133,749
		Dell International LLC / EMC Corp
	325,000	5.450%, 6/15/23	352,638
			5,159,202
Telecommunications: 3.7%
		Bharti Airtel International
		Netherlands BV
	1,000,000	5.125%, 3/11/23	1,060,181
	1,800,000	5.350%, 5/20/24	1,984,115
		Iliad SA
EUR	1,500,000	0.750%, 2/11/24	1,777,360
		LCPR Senior Secured
		Financing DAC
	600,000	6.750%, 10/15/27	648,138
		PLT VII Finance SARL
EUR	375,000	4.625%, 1/5/26	460,474
EUR	375,000	4.625% (3 Month
		EURIBOR + 4.625%), 1/5/26 [1]	449,759
		PPF Telecom Group BV
EUR	1,600,000	3.500%, 5/20/24	2,025,256
		Sprint Spectrum Co LLC /
		Sprint Spectrum Co II LLC /
		Sprint Spectrum Co III LLC
	539,063	4.738%, 3/20/25	579,762
		TalkTalk Telecom Group PLC
GBP	1,650,000	3.875%, 2/20/25	2,254,311

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.0% (Continued)

Telecommunications: 3.7% (Continued)
		Telecom Italia SPA/Milano
EUR	1,000,000	4.000%, 4/11/24	$1,281,334
			12,520,690
Transportation Excluding Air/Rail: 1.1%
		Gatwick Funding Ltd
GBP	400,000	6.125%, 3/2/26	664,258
		GXO Logistics Inc
	975,000	1.650%, 7/15/26	971,305
		Pelabuhan Indonesia II PT
	200,000	4.250%, 5/5/25	218,300
		Rail Transit International
		Development Co Ltd
EUR	1,500,000	1.625%, 6/22/22	1,786,987
			3,640,850
Utilities: 2.3%
		Beijing Gas Singapore Capital Corp
	1,500,000	2.750%, 5/31/22	1,522,448
		ContourGlobal Power Holdings SA
EUR	1,000,000	2.750%, 1/1/26	1,206,623
		Drax Finco PLC
EUR	300,000	2.625%, 11/1/25	369,935
		EEW Energy from Waste GmbH
EUR	400,000	0.361%, 6/30/26	475,611
		Hero Asia Investment Ltd
	200,000	1.500%, 11/18/23	200,336
		Tabreed Sukuk Spc Ltd
	350,000	5.500%, 10/31/25	404,426
		Thames Water Utilities Finance PLC
GBP	400,000	2.375%, 5/3/23	561,703
		Vena Energy Capital Pte Ltd
	3,000,000	3.133%, 2/26/25	3,077,936
			7,819,018
TOTAL CORPORATE BONDS
(Cost $272,852,666)			280,088,059

COLLATERALIZED LOAN OBLIGATIONS: 2.3%

Collateralized Debt Obligations: 2.3%
		Aurium Clo VIII DAC
EUR	780,000	0.850% (3 Month
		EURIBOR + 0.850%), 6/23/34 [1]	919,947
		Carlyle Global Market
		Strategies Euro CLO 2015-1 Ltd
EUR	500,000	0.960% (3 Month
		EURIBOR + 0.960%), 1/16/33 [1]	593,962
		CVC Cordatus Loan Fund VIII DAC
EUR	1,000,000	0.850% (3 Month
		EURIBOR + 0.850%), 7/15/34 [1]	1,180,787
		Euro-Galaxy VII CLO DAC
EUR	750,000	0.830% (3 Month
		EURIBOR + 0.830%), 7/25/35 [1]	888,031
		Hayfin Emerald CLO I DAC
EUR	1,000,000	0.820% (3 Month
		EURIBOR + 0.820%), 4/17/34 [1]	1,183,490
		Madison Park Euro
		Funding VIII DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 4/15/32 [1]	1,187,777
		Penta CLO 7 DAC
EUR	500,000	0.950% (3 Month
		EURIBOR + 0.950%), 1/25/33 [1]	593,066
		RRE 2 Loan Management DAC
EUR	500,000	0.860% (3 Month
		EURIBOR + 0.860%), 7/15/35 [1]	592,906
		RRE 6 Loan Management DAC
EUR	500,000	0.870% (3 Month
		EURIBOR + 0.870%), 4/15/35 [1]	592,948
			7,732,914
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $7,700,451)			7,732,914

CONVERTIBLE BONDS: 2.2%

Banking: 1.6%
		Abanca Corp Bancaria SA
EUR	500,000	6.125% (5 Year Swap Rate
		EUR + 5.927%), 1/18/29 [1,4]	650,833
		ABN AMRO Bank NV
	500,000	4.750%, 7/28/25	561,284
		Barclays PLC
EUR	2,800,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,4]	3,405,404
		Natwest Group PLC
GBP	410,000	2.105% (5 Year UK GILT
		Rate + 1.750%), 11/28/31 [1,4]	570,360
		Virgin Money UK PLC
GBP	290,000	2.625% (5 Year UK GILT
		Rate + 2.250%), 8/19/31 [1,4]	407,169
			5,595,050
Diversified Financial Services: 0.2%
		Arrow Global Finance PLC
GBP	400,000	5.125%, 9/15/24	558,549

Telecommunications: 0.4%
		Telecom Italia SPA/Milano
EUR	1,000,000	1.125%, 3/26/22	1,189,892

TOTAL CONVERTIBLE BONDS
(Cost $7,117,460)			7,343,491

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Shares			Value
AFFILIATED MUTUAL FUNDS: 1.0%
	351,978	Muzinich High Income
		Floating Rate Fund –
		Institutional Class	$3,551,458
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $3,519,780)			3,551,458

Principal
Amount†
BANK LOANS: 8.4%

Airlines: 0.3%
		British Airways T/L
GBP	700,000	4.650%, 2/21/25 [1,2,5,6,7]	997,357

Cable/Satellite TV: 0.3%
		Virgin Media SFA Finance Ltd
EUR	1,000,000	3.500% (6 Months
		EURIBOR + 3.500%), 7/15/29 [1,2]	1,181,763

Chemicals: 0.8%
		ColourOZ Investment 1 GmbH
EUR	1,430,425	5.000% (2 Months
		EURIBOR + 4.250%), 9/21/23 [1,2]	1,690,297
		LSF11 Skyscraper Holdco SARL
EUR	1,000,000	3.500% (3 Months
		EURIBOR + 3.500%), 9/29/27 [1,2]	1,180,560
			2,870,857
Diversified Financial Services: 0.4%
		Citadel Securities LP
	1,500,000	2.604% (1 Month
		LIBOR + 2.500%), 2/2/28 [1,2]	1,486,410

Gaming: 0.4%
		Gamesys Group PLC
GBP	1,050,000	4.306% (1 Month
		LIBOR + 4.250%), 12/5/24 [1,2]	1,451,330

Healthcare: 1.3%
		Hera SAS/Paris France
EUR	1,500,000	3.500% (3 Months
		EURIBOR + 3.500%), 9/20/24 [1,2]	1,736,877
		Indigo Merger Sub Inc
	350,000	3.000%, 7/1/28 [1,2,5,6]	350,957
		Ramsay Generale de Sante
EUR	1,000,000	2.750%, 4/22/27 [1,2,5,6]	1,187,413
		Rodenstock Holding GmbH
EUR	1,000,000	5.250%, 6/15/26 [1,2,5,6]	1,166,479
			4,441,726
Services: 2.6%
		Assystem Technologies
		Services SASU
EUR	3,000,000	4.250% (6 Months
		EURIBOR + 4.250%), 9/27/24 [1,2]	3,443,410
		Fugue Finance BV
EUR	2,000,000	3.250% (3 Months
		EURIBOR + 3.250%), 8/30/24 [1,2]	2,355,464
		Global University Systems B
		(Markermeer) (1/20)
EUR	1,000,000	3.500% (6 Months
		EURIBOR + 3.500%), 1/29/27 [1,3,6]	1,171,459
		SUMMER (BC) BIDCO B LLC
	200,000	5.250%, 12/4/26 [1,3,6]	200,292
		Summer BC Holdco B SARL
EUR	1,500,000	4.750% (3 Months
		EURIBOR + 4.750%), 12/4/26 [1,2]	1,783,539
			8,954,164
Super Retail: 0.8%
		L1R HB Finance Ltd
GBP	2,015,319	5.337% (3 Months
		LIBOR + 5.250%), 8/30/24 [1,2]	2,700,166

Technology: 0.4%
		GFK SE
EUR	1,000,000	3.750%, 5/10/28 [1,2,5,6]	1,187,864

Telecommunications: 0.4%
		Eunetworks Holdings 2 Ltd
EUR	1,000,000	3.500% (1 Month
		EURIBOR + 3.500%), 1/9/25 [1,2]	1,185,012

Transportation Excluding Air/Rail: 0.7%
		Hurtigruten Group AS
EUR	2,000,000	4.000% (6 Months
		EURIBOR + 4.000%), 2/24/25 [1,2]	2,218,391
TOTAL BANK LOANS
(Cost $27,957,394)			28,675,040
TOTAL INVESTMENTS IN SECURITIES: 95.9%
(Cost $319,147,751)			327,390,962
Other Assets in Excess of Liabilities: 4.1%			14,066,175
TOTAL NET ASSETS: 100.0%			$341,457,137

†	In USD unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
EUAMDB05 – EURIBOR ICE Swap 5 Year Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
UK GILT – United Kingdom Government Issued Long Term Stock
USD – United States Dollar

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2021 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar Value			U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered		at June 30, 2021	Currency to be Received		at June 30, 2021	(Depreciation)
7/20/21	EUR	62,200,000	$73,785,132		$74,582,995	$74,582,995	$797,863
9/20/21	EUR	71,800,000	85,284,875		$86,983,772	86,983,772	1,698,897
7/20/21	GBP	31,600,000	43,714,834		$43,589,353	43,589,353	(125,481)
7/20/21		$6,655,660	6,655,660	EUR	5,500,000	6,524,409	(131,251)
			$209,440,501			$211,680,529	$2,240,028

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 5.0%

Automotive & Auto Parts: 0.7%
	Ford Motor Co
100,000	9.000%, 4/22/25	$123,414
	Tenneco Inc
100,000	7.875%, 1/15/29	113,217
		236,631
Building Materials: 0.4%
	SRM Escrow Issuer LLC
100,000	6.000%, 11/1/28	106,123

Chemicals: 0.3%
	Rayonier AM Products Inc
100,000	7.625%, 1/15/26	104,601

Diversified Financial Services: 0.7%
	Alliance Data Systems Corp
100,000	7.000%, 1/15/26	107,325
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	102,452
		209,777
Energy: 0.3%
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
100,000	6.625%, 7/15/26	104,871

Healthcare: 1.3%
	Bausch Health Cos Inc
100,000	6.250%, 2/15/29	99,030
	Legacy LifePoint Health LLC
100,000	6.750%, 4/15/25	106,632
	Ortho-Clinical Diagnostics Inc /
	Ortho-Clinical Diagnostics SA
100,000	7.375%, 6/1/25	107,781
	Tenet Healthcare Corp
100,000	7.500%, 4/1/25	108,001
		421,444
Homebuilders/Real Estate: 0.3%
	Service Properties Trust
100,000	4.350%, 10/1/24	100,831
Leisure: 0.4%
	Carnival Corp
100,000	10.500%, 2/1/26	116,554

Metals/Mining: 0.3%
	SunCoke Energy Partners LP /
	SunCoke Energy Partners
	Finance Corp
100,000	7.500%, 6/15/25	103,905

Telecommunications: 0.3%
	GCI LLC
100,000	4.750%, 10/15/28	102,550

TOTAL CORPORATE BONDS
(Cost $1,592,505)		1,607,287

BANK LOANS: 85.6%

Airlines: 1.4%
	American Airlines Inc
175,000	5.500% (3 Months
	LIBOR + 4.750%), 4/20/28 [1,2]	182,667
	United Airlines Inc
249,375	4.500% (3 Months
	LIBOR + 3.750%), 4/21/28 [1,2]	252,995
		435,662
Automotive & Auto Parts: 3.9%
	Autokiniton US Holdings Inc
150,000	5.000% (1 Month
	LIBOR + 4.500%), 4/6/28 [1,2]	151,360
	Clarios Global B1
137,328	3.354% (1 Month
	LIBOR + 3.250%), 4/30/26 [1,2]	136,341
	First Brands Group LLC
166,988	6.000% (3 Months
	LIBOR + 5.000%), 3/30/27 [1,2]	169,215
225,000	9.500% (3 Months
	LIBOR + 8.500%), 3/24/28 [1,2]	227,812
	IXS Holdings Inc
247,561	5.000% (3 Months
	LIBOR + 4.250%), 3/5/27 [1,2]	248,722
	Truck Hero Inc
49,875	4.500% (1 Month
	LIBOR + 3.750%), 1/31/28 [1,2]	49,947
	Wheel Pros (4/21)
275,000	5.250% (1 Month
	LIBOR + 4.500%), 5/11/28 [1,2]	276,106
		1,259,503
Broadcasting: 2.9%
	EW Scripps Co
466,250	3.750% (1 Month
	LIBOR + 3.000%), 1/7/28 [1,2]	466,639
	Gray Television Inc
63,723	2.592% (1 Month
	LIBOR + 2.500%), 1/2/26 [1,2]	63,501
	iHeartCommunications Inc
74,250	4.750% (1 Month
	LIBOR + 4.000%), 5/1/26 [1,2]	74,398
	Univision Communications Inc
325,000	4.000%, 5/7/28 [1,2,3,4]	324,324
		928,862

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 85.6% (Continued)

Building Materials: 0.9%
		CULLIGAN (OSMOSIS) T/L (6/21)
	125,000	4.500%, 6/16/28 [1,2,3,4]	$125,469
	13,889	4.500%, 6/16/28 [1,2,3,4]	13,941
		USIC Holdings Inc
	152,203	4.250% (1 Month
		LIBOR + 3.500%), 5/12/28 [1,2]	152,108
			291,518
Cable/Satellite TV: 4.6%
		Charter Communications
		Operating LLC
	497,468	1.860% (1 Month
		LIBOR + 1.750%), 2/1/27 [1,2]	494,255
		CSC Holdings LLC
	498,701	2.323% (1 Month
		LIBOR + 2.250%), 7/17/25 [1,2]	493,029
		Virgin Media Bristol LLC
	500,000	3.353% (1 Month
		LIBOR + 3.250%), 1/31/29 [1,2]	500,242
			1,487,526
Capital Goods: 6.1%
		Arvos BidCo Sarl
	99,080	6.500% (3 Months
		LIBOR + 5.500%), 8/29/23 [1,2]	83,186
		Raymond Bartlett Snow Holding LLC
	99,080	6.500% (3 Months
		LIBOR + 5.500%), 8/29/23 [1,2]	83,185
		Safety Products/JHC Acquisition Corp
	343,847	4.593% (3 Months
		LIBOR + 5.500%), 6/28/26 [1,2]	333,532
	42,482	4.593% (1 Month
		LIBOR + 4.500%), 6/28/26 [1,2]	41,208
		SLV GmbH
EUR	459,854	4.250% (1 Month
		EURIBOR + 4.250%), 1/3/24 [1,2]	543,000
		US Farathane LLC
	271,563	5.250% (1 Month
		LIBOR + 4.250%), 12/23/24 [1,2]	270,205
		Wittur
EUR	500,000	4.500%, 10/2/26 1,2,3,4,	592,052
			1,946,368
Chemicals: 2.8%
		PQ Corp
	150,000	3.250% (6 Months
		LIBOR + 4.750%), 6/9/28 [1,2,3,4]	150,063
		Rohm Holding GMBH
	198,494	4.978% (3 Months
		LIBOR + 4.000%), 7/31/26 [1,2]	199,114
		SCIH Salt Holdings Inc
	249,375	4.750% (3 Months
		LIBOR + 4.000%), 3/16/27 [1,2]	250,181
		Tronox Finance (2/21)
	309,750	2.604% (1 Month
		LIBOR + 2.500%), 3/10/28 [1,2]	308,173
			907,531
Consumer-Products: 0.6%
		Sunshine Luxembourg VII SARL
	199,500	4.500% (3 Months
		LIBOR + 3.750%), 10/1/26 [1,2]	200,485

Containers: 0.4%
		Liqui-Box Holdings Inc
	123,750	5.500% (3 Months
		LIBOR + 4.500%), 2/26/27 [1,2]	118,986

Diversified Financial Services: 7.2%
		Citadel Securities LP
	498,750	2.604% (1 Month
		LIBOR + 2.500%), 2/2/28 [1,2]	494,232
		Cowen Inc
	273,625	4.000% (3 Months
		LIBOR + 3.250%), 3/24/28 [1,2]	273,625
		DRW Holdings LLC
	519,122	3.854% (1 Month
		LIBOR + 3.750%), 2/24/28 [1,2]	518,797
		GBT III BV
	446,579	2.591% (1 Month
		LIBOR + 2.500%), 8/13/25 [1,2]	429,274
		IG Investments Holdings LLC
	299,252	4.750% (3 Months
		LIBOR + 3.750%), 5/23/25 [1,2]	300,290
		Jane Street Group LLC
	149,250	2.854% (1 Month
		LIBOR + 2.750%), 1/26/28 [1,2]	148,743
		Mermaid Bidco Inc
	149,625	5.000% (1 Month
		LIBOR + 4.250%), 12/22/27 [1,2]	150,373
			2,315,334
Diversified Media: 3.5%
		Adevinta ASA
	500,000	3.750%, 11/4/27 [1,2,3,4]	501,018
		Advantage Sales & Marketing Inc
	223,875	6.000% (2 Months
		LIBOR + 5.250%), 10/28/27 [1,2]	226,574
		Allen Media LLC
	74,051	5.703% (3 Months
		LIBOR + 5.500%), 2/10/27 [1,2]	74,224
		Clear Channel Outdoor Holdings Inc
	347,348	3.686% (3 Months
		LIBOR + 3.500%), 8/21/26 [1,2]	339,533
			1,141,349

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 85.6% (Continued)

Energy: 1.4%
		BW Gas & Convenience
		Holdings LLC
	350,000	4.000% (1 Month
		LIBOR + 3.500%), 3/31/28 [1,2]	$350,437
		DT Midstream Inc
	100,000	2.500%, 6/10/28 [1,2,3,4]	100,295
			450,732
Environmental: 0.7%
		Gopher Resource LLC
	248,037	4.250% (1 Month
		LIBOR + 3.250%), 3/6/25 [1,2]	222,201

Food/Beverage/Tobacco: 3.6%
		H-Food Holdings LLC
	121,236	3.792% (1 Month
		LIBOR + 3.688%), 5/23/25 [1,2]	120,658
		Triton Water Holdings Inc
	100,000	4.000% (3 Months
		LIBOR + 3.500%), 3/31/28 [1,2]	100,014
		Upfield BV
EUR	500,000	3.500% (1 Month
		EURIBOR + 3.500%), 7/2/25 [1,2]	578,577
		Whole Earth Brands Inc
	199,500	5.500% (3 Months
		LIBOR + 4.500%), 2/2/28 [1,2]	199,126
		Winterbotham Darby & Co Ltd
GBP	125,000	6.113% (3 Months
		LIBOR + 6.000%), 2/7/28 [1,2]	169,238
			1,167,613
Gaming: 3.4%
		Caesars Resort Collection LLC
	497,423	2.854% (1 Month
		LIBOR + 2.750%), 12/23/24 [1,2]	493,759
	198,500	4.604% (1 Month
		LIBOR + 4.500%), 7/21/25 [1,2]	199,368
		PCI Gaming Authority
	389,490	2.604% (1 Month
		LIBOR + 2.500%), 5/29/26 [1,2]	388,382
			1,081,509
Healthcare: 13.3%
		Air Methods Corp
	146,565	4.500% (3 Months
		LIBOR + 3.500%), 4/22/24 [1,2]	144,758
		athenahealth Inc
	124,688	4.319% (1 Month
		LIBOR + 4.250%), 2/11/26 [1,2]	125,194
		Auris Luxembourg III SARL
	197,975	3.854% (1 Month
		LIBOR + 3.750%), 2/27/26 [1,2]	196,163
		Bowtie Germany BidCo GmbH
EUR	500,000	3.750% (3 Months
		EURIBOR + 3.750%), 3/31/28 [1,2]	592,966
		BW NHHC Holdco Inc
	148,849	5.155% (3 Months
		LIBOR + 5.000%), 5/15/25 [1,2]	137,379
		Carestream Health Inc
	333,448	7.750% (3 Months
		LIBOR + 6.750%), 5/8/23 [1,2]	334,698
		Gainwell Acquisition Corp
	498,747	4.750% (3 Months
		LIBOR + 4.000%), 10/1/27 [1,2]	501,241
		Heartland Dental LLC
	124,042	3.604% (1 Month
		LIBOR + 3.500%), 4/30/25 [1,2]	122,836
		Indigo Merger Sub Inc
	125,000	3.000%, 7/1/28 [1,2,3,4]	125,342
		Mallinckrodt International Finance SA
	433,873	6.000% (1 Month
		LIBOR + 5.250%), 9/24/24 [1,2]	422,213
		NMN Holdings III Corp
	122,062	3.593% (1 Month
		LIBOR + 3.500%), 11/13/25 [1,2]	121,808
	26,188	3.604% (1 Month
		LIBOR + 3.500%), 11/13/25 [1,2]	26,134
		One Call Corp
	350,000	6.250% (3 Months
		LIBOR + 5.500%), 4/22/27 [1,2]	354,374
		Organon & Co
	325,000	3.500% (3 Months
		LIBOR + 3.000%), 6/2/28 [1,2]	325,746
		PetVet Care Centers (01/21)
	49,622	4.250% (1 Month
		LIBOR + 3.500%), 2/14/25 [1,2]	49,832
		Pluto Acquisition I Inc
	100,000	4.104%, 6/20/26 [1,2,3,4]	100,219
		Sedgwick Claims Management
		Services Inc
	24,625	5.250% (1 Month
		LIBOR + 4.250%), 9/3/26 [1,2]	24,722
		TIVITY HEALTH T/L B (06/21)
	125,000	4.250% (1 Month
		LIBOR + 4.250%), 6/23/28 [1,2,3,4]	125,469
		US Radiology Specialists Inc
	74,625	6.250% (1 Month
		LIBOR + 5.500%), 12/15/27 [1,2]	75,185
		US Renal Care Inc
	347,348	5.125% (1 Month
		LIBOR + 5.000%), 7/26/26 [1,2]	349,158
			4,255,437
Homebuilders/Real Estate: 0.2%
		Pike Corp
	67,123	3.110% (1 Month
		LIBOR + 3.000%), 1/21/28 [1,2]	67,086

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 85.6% (Continued)

Leisure: 0.2%
		United PF Holdings LLC
	68,420	4.203% (3 Months
		LIBOR + 4.000%), 12/30/26 [1,2]	$66,846

Paper: 0.6%
		Ahlstrom-Munksjo Oyj
	200,000	4.750% (3 Months
		LIBOR + 4.000%), 2/4/28 [1,3]	201,063

Publishing/Printing: 0.8%
		Cimpress USA Inc
	250,000	4.000% (1 Month
		LIBOR + 3.500%), 5/17/28 [1,2]	249,531

Services: 7.2%
		APi Group DE Inc
	95,000	2.604% (1 Month
		LIBOR + 2.500%), 10/1/26 [1,2]	95,000
		Assystem Technologies
		Services SASU
EUR	500,000	4.250% (6 Months
		EURIBOR + 4.250%), 9/27/24 [1,2]	573,902
		Brand Industrial Services Inc
	1,295	5.250% (3 Months
		LIBOR + 4.250%), 6/21/24 [1,2]	1,276
		Franchise Group Inc
	149,625	5.500% (3 Months
		LIBOR + 4.750%), 3/10/26 [1,2]	150,654
		Gems Menasa Cayman Ltd
	147,026	6.000% (6 Months
		LIBOR + 5.000%), 7/30/26 [1,2]	147,853
		Gloves Buyer Inc
	64,000	4.750% (1 Month
		LIBOR + 4.000%), 12/29/27 [1,2]	64,140
		KAR Auction Services Inc
	497,468	2.375% (1 Month
		LIBOR + 2.250%), 9/21/26 [1,2]	492,183
		LBM Acquisition LLC
	99,750	4.500% (3 Months
		LIBOR + 3.750%), 12/17/27 [1,2]	99,178
	22,222	4.500% (1 Month
		LIBOR + 3.750%), 12/17/27 [1,2]	22,095
		OSMOSE UTILITIES T/L (6/21)
	150,000	3.750%, 6/16/28 [1,2,3,4]	149,625
		Revint Intermediate II LLC
	199,500	5.750% (1 Month
		LIBOR + 5.000%), 10/15/27 [1,2]	201,433
		SRS Distribution Inc
	150,000	4.250% (1 Month
		LIBOR + 3.750%), 6/4/28 [1,2]	150,094
		Summer BC Holdco B SARL
	148,867	4.884% (3 Months
		LIBOR + 4.750%), 12/4/26 [1,2]	147,812
			2,295,245
Steel: 1.4%
		TMS International Corp/DE
	453,458	3.750% (1 Month
		LIBOR + 2.750%), 8/14/24 [1,2]	452,891

Super Retail: 3.5%
		84 Lumber Co
	497,500	3.750% (1 Month
		LIBOR + 3.000%), 11/13/26 [1,2]	498,495
		Ambience Merger Sub Inc
	50,000	4.750%, 6/25/28 [1,2,3,4]	50,125
		CP Atlas Buyer Inc
	74,813	4.250% (1 Month
		LIBOR + 3.750%), 11/23/27 [1,2]	74,731
		S&S Holdings LLC
	498,750	5.500% (3 Months
		LIBOR + 5.000%), 3/10/28 [1,2]	496,256
			1,119,607
Technology: 9.4%
		Ahead DB Holdings LLC
	350,000	4.500% (3 Months
		LIBOR + 3.750%), 10/18/27 [1,2]	351,120
		Centralsquare Technologies LLC
	292,500	3.897% (3 Months
		LIBOR + 3.750%), 8/29/25 [1,2]	274,219
		Constant Contact Inc
	325,000	4.750% (1 Month
		LIBOR + 4.000%), 2/10/28 [1,2]	324,594
	86,765	4.750% (1 Month
		LIBOR + 4.000%), 2/10/28 [1,2,3,4]	86,656
		CT Technologies Intermediate
		Holdings Inc
	174,563	6.000% (1 Month
		LIBOR + 5.000%), 12/10/25 [1,2]	175,186
		Dawn Acquisition LLC
	352,910	3.897% (3 Months
		LIBOR + 3.750%), 12/31/25 [1,2]	300,856
		Dcert Buyer Inc
	248,116	4.104% (1 Month
		LIBOR + 4.000%), 10/16/26 [1]	248,736
		GI Consilio Parent LLC
	325,000	4.500% (1 Month
		LIBOR + 4.000%), 5/12/28 [1,2]	325,153
		LogMeIn Inc
	149,250	4.827% (1 Month
		LIBOR + 4.750%), 8/31/27 [1,2]	149,192
		Proofpoint Inc
	150,000	3.750%, 6/10/28 [1,2,3,4]	149,344
		Synamedia Americas Holdings Inc
	350,733	6.147% (3 Months
		LIBOR + 6.000%), 10/31/24 [1,2]	343,427
		Veritas US Inc
	148,877	6.000% (3 Months
		LIBOR + 6.000%), 9/1/25 [1,2]	150,030
The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 85.6% (Continued)

Technology: 9.4% (Continued)
	Xperi Holding Corp
150,000	3.581% (1 Month
	LIBOR + 3.500%), 6/8/25 [1,2]	$149,869
		3,028,382
Telecommunications: 3.5%
	Crown Subsea Communications
	Holding Inc
407,534	5.750% (1 Month
	LIBOR + 5.000%), 4/27/27 [1,2]	411,269
	Lumen Technologies B (1/20)
248,737	2.354% (1 Month
	LIBOR + 2.250%), 3/15/27 [1,2]	245,721
	Voyage Australia Pty Ltd
325,000	4.000%, 5/27/28 [1,2,3,4]	325,813
	Xplornet Communications Inc
123,750	4.854% (1 Month
	LIBOR + 4.750%), 6/10/27 [1,2]	123,971
		1,106,774
Transportation Excluding Air/Rail: 1.4%
	Yak Access LLC
474,092	5.104% (1 Month
	LIBOR + 5.000%), 7/11/25 [1,2]	439,457

Utilities: 0.7%
	Edgewater Generation LLC
239,353	3.854% (1 Month
	LIBOR + 3.750%), 12/12/25 [1,2]	228,825

TOTAL BANK LOANS
(Cost $27,249,078)		27,466,323

TOTAL INVESTMENTS IN SECURITIES: 90.6%
(Cost $28,841,583)		29,073,610
Other Assets in Excess of Liabilities: 9.4%		3,002,780
TOTAL NET ASSETS: 100.0%		$32,076,390

†	In USD unless otherwise indicated.
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2021 (Unaudited)

The Floating Rate Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

			U.S. Dollar Value		U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered		at June 30, 2021	Currency to be Received	at June 30, 2021	(Depreciation)
9/17/21	EUR	2,500,000	$2,969,332	$3,047,305	$3,047,305	$77,973
9/17/21	GBP	200,000	276,710	282,999	282,999	6,289
			$3,246,042		$3,330,304	$84,262

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2021 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities, at value (Cost $487,967,113,
$26,383,826, $315,627,971, and $28,841,583) (Note 2)	$500,621,579	$27,643,319	$323,839,504	$29,073,610
Investments in securities of affiliated issuers, at value (Cost $6,000,000,
$—, $3,519,780 and $—)	6,101,504	—	3,551,458	—
Deposits at broker	2,765,556	—	—	218,789
Cash	19,008,629	694,726	5,469,220	3,503,421
Foreign currency, at value
(Cost $6,148,508, $—, $7,214,086, and $224,229)	6,120,871	—	7,166,107	219,611
Receivables:
Fund shares sold	3,118,977	—	2,851,385	—
Investment securities sold	9,574,471	260,912	2,591,281	2,991,299
Interest receivable	4,815,715	444,075	3,061,164	192,812
Distribution receivable from affiliate	—	—	7,752	—
Unrealized appreciation on forward foreign currency exchange contracts	2,318,238	—	2,496,760	84,262
Due from advisor, net	—	7,399	—	—
Prepaid expenses	29,423	36,356	33,897	25,558
Total assets	554,474,963	29,086,787	351,068,528	36,309,362

LIABILITIES
Payables:
Investment securities purchased	15,476,391	353,481	8,661,862	4,144,220
Fund shares purchased	899,772	—	439,545	221
Distribution to shareholders	971,855	79,796	1,054	63,341
Unrealized depreciation on forward foreign currency exchange contracts	130,344	—	256,732	—
Investment advisory fees, net	186,997	—	82,144	3,004
Fund accounting fees	18,589	15,700	39,905	524
Administration fees	26,920	8,182	52,767	1,047
Transfer agent fees	12,219	2,541	24,539	1,917
Audit fees	12,415	11,690	11,690	10,876
Chief Compliance Officer fees	1,844	1,852	1,852	1,843
Custody fees	10,791	699	20,912	1,918
Trustee fees	5,226	3,788	6,522	3,395
Shareholder service fees – Institutional Class	21,580	94	—	—
Other accrued expenses	1,524	220	11,867	666
Total liabilities	17,776,467	478,043	9,611,391	4,232,972
NET ASSETS	$536,698,496	$28,608,744	$341,457,137	$32,076,390

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2021 (Unaudited) (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$509,719,869	$25,442,227	$340,415,215	$31,791,159
Total distributable (accumulated) earnings (losses)	26,978,627	3,166,517	1,041,922	285,231
Net assets	$536,698,496	$28,608,744	$341,457,137	$32,076,390

COMPONENTS OF NET ASSET VALUE (Unlimited Shares Authorized)
Supra Institutional Class[1]:
Net assets	$308,615,097	$24,387,238	$340,009,633	$—
Shares of beneficial interest issued and outstanding	27,494,672	2,443,725	33,687,161	—
Net asset value, offering and redemption price per share	$11.22	$9.98	$10.09	$—
Institutional Class:
Net assets	$228,083,399	$4,221,506	$1,447,504	$32,076,390
Shares of beneficial interest issued and outstanding	20,325,919	422,794	140,972	3,179,011
Net asset value, offering and redemption price per share	$11.22	$9.98	$10.27	$10.09
[1] This class is not offered for Floating Rate Fund as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2021 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
INVESTMENT INCOME
Interest	$8,884,083	$1,275,060	$5,743,772	$568,531
Consent income	175,504	844	—	—
Dividends from affiliated investments	78,316	—	51,344	—
Other income	—	—	372	—
Total investment income	9,137,903	1,275,904	5,795,488	568,531

EXPENSES
Investment advisory fees	1,575,960	118,345	824,191	64,395
Administration fees	99,568	20,883	104,883	8,768
Fund accounting fees	87,135	41,476	83,803	18,440
Shareholder service fees – Institutional Class	68,810	32	—	—
Custody fees	49,997	5,556	60,529	5,020
Transfer agent fees	47,840	6,233	47,580	1,174
Registration fees	25,462	17,385	20,928	12,678
Trustees fees	12,523	8,858	12,868	8,478
Audit fees	12,415	11,690	11,690	10,876
Miscellaneous expenses	10,347	3,274	12,866	2,828
Chief Compliance Officer fees	5,677	5,685	5,685	5,676
Reports to shareholders	3,943	970	12,757	755
Legal fees	3,792	2,970	3,478	3,520
Insurance expense	2,473	1,806	2,568	1,750
Interest expense	—	107	66	—
Total expenses	2,005,942	245,270	1,203,892	144,358
Less: affiliated advisory fees waived	(19,603)	—	(14,198)	—
Less: advisory fees waived and expenses absorbed	(361,171)	(120,436)	(288,059)	(60,745)
Net expenses	1,625,168	124,834	901,635	83,613
Net investment income (loss)	7,512,735	1,151,070	4,893,853	484,918

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	10,213,182	2,614,170	19,933,672	127,760
Affiliated investments	—	—	19,780	—
Forward foreign currency exchange contracts	(526,125)	—	(3,004,165)	(34,325)
Foreign currency and foreign currency transactions	(39,057)	—	(104,033)	6,146
Futures contracts	(285,312)	—	—	—
Swap contracts	(51,010)	—	—	—
Net realized gain (loss)	9,311,678	2,614,170	16,845,254	99,581
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	(14,909,974)	(2,668,829)	(23,154,198)	41,573
Affiliated investments	108,848	—	94,678	—
Forward foreign currency exchange contracts	2,977,290	—	9,397,609	95,996
Foreign currency and foreign currency translation	(145,824)	—	(284,613)	(24,788)
Change in net unrealized appreciation/depreciation	(11,969,660)	(2,668,829)	(13,946,524)	112,781
Net realized and unrealized gain (loss) on investments	(2,657,982)	(54,659)	2,898,730	212,362
Net increase (decrease) in net assets resulting from operations	$4,854,753	$1,096,411	$7,792,583	$697,280

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$7,512,735	$12,881,817
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	9,311,678	(1,235,475)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(11,969,660)	18,336,154
Net increase (decrease) in net assets resulting from operations	4,854,753	29,982,496

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(2,925,107)	(9,250,936)
Institutional Class	(2,044,075)	(5,955,575)
Total distributions to shareholders	(4,969,182)	(15,206,511)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(12,614,803)	50,432,322
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	8,301,889	58,592,581
Total increase (decrease) in net assets from capital share transactions	(4,312,914)	109,024,903
Total increase (decrease) in net assets	(4,427,343)	123,800,888

NET ASSETS
Beginning of period/year	541,125,839	417,324,951
End of period/year	$536,698,496	$541,125,839

[1] Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	2,228,296	$24,940,854	7,471,905	$81,847,942
Shares issued in reinvestment of distributions	125,932	1,404,632	398,207	4,358,534
Shares redeemed[2]	(3,478,476)	(38,960,289)	(3,283,707)	(35,774,154)
Net increase (decrease)	(1,124,248)	$(12,614,803)	4,586,405	$50,432,322

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	3,346,853	$37,530,836	9,884,205	$107,504,481
Shares issued in reinvestment of distributions	109,018	1,215,743	371,324	4,050,168
Shares redeemed[3]	(2,718,028)	(30,444,690)	(4,940,373)	(52,962,068)
Net increase (decrease)	737,843	$8,301,889	5,315,156	$58,592,581

[2] Net of redemption fees of $1,596 and $21,646, respectively.
[3] Net of redemption fees of $1,120 and $22,921, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,151,070	$3,050,203
Net realized gain (loss) on investments	2,614,170	(205,222)
Net change in unrealized appreciation/depreciation on investments	(2,668,829)	2,815,828
Net increase (decrease) in net assets resulting from operations	1,096,411	5,660,809

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(1,019,422)	(2,845,562)
Institutional Class	(127,709)	(200,655)
Total distributions to shareholders	(1,147,131)	(3,046,217)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(38,396,369)	16,977,580
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(1,708,569)	4,066,754
Total increase (decrease) in net assets from capital share transactions	(40,104,938)	21,044,334
Total increase (decrease) in net assets	(40,155,658)	23,658,926

NET ASSETS
Beginning of period/year	68,764,402	45,105,476
End of period/year	$28,608,744	$68,764,402

[1] Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	152,564	$1,516,000	2,314,085	$20,942,127
Shares issued in reinvestment of distributions	33,303	330,653	107,291	1,014,857
Shares redeemed[2]	(4,052,917)	(40,243,022)	(531,473)	(4,979,404)
Net increase (decrease)	(3,867,050)	$(38,396,369)	1,889,903	$16,977,580

[2] Net of redemption fees of $2,264 and $—, respectively.

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	168,324	$1,669,743	610,779	$5,751,486
Shares issued in reinvestment of distributions	12,217	121,434	17,168	166,044
Shares redeemed[3]	(350,004)	(3,499,746)	(202,458)	(1,850,776)
Net increase (decrease)	(169,463)	$(1,708,569)	425,489	$4,066,754

[3] Net of redemption fees of $254 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$4,893,853	$16,945,320
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, and foreign currency translation	16,845,254	(32,720,986)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(13,946,524)	32,565,309
Net increase (decrease) in net assets resulting from operations	7,792,583	16,789,643

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(6,727,255)	(12,915,384)
Institutional Class	(32,361)	(58,952)
Total distributions to shareholders	(6,759,616)	(12,974,336)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(253,525,087)	(143,074,632)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(2,469,636)	3,575,719
Total increase (decrease) in net assets from capital share transactions	(255,994,723)	(139,498,913)
Total increase (decrease) in net assets	(254,961,756)	(135,683,606)

NET ASSETS
Beginning of period/year	596,418,893	732,102,499
End of period/year	$341,457,137	$596,418,893

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	5,622,478	$56,747,584	24,568,694	$235,487,913
Shares issued in reinvestment of distributions	664,780	6,689,916	1,297,389	12,880,826
Shares redeemed[2]	(31,292,274)	(316,962,587)	(39,981,912)	(391,443,371)
Net increase (decrease)	(25,005,016)	$(253,525,087)	(14,115,829)	$(143,074,632)

[2]	Net of redemption fees of $— and $21,853, respectively.

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	1,060,367	$10,518,831
Shares issued in reinvestment of distributions	2,967	30,379	5,593	56,898
Shares redeemed[3]	(242,015)	(2,500,015)	(695,826)	(7,000,010)
Net increase (decrease)	(239,048)	$(2,469,636)	370,134	$3,575,719

[3]	Net of redemption fees of $— and less than $1, respectively.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
NET INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$484,918	$515,900
Net realized gain (loss) on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	99,581	(249,902)
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	112,781	362,081
Net increase (decrease) in net assets resulting from operations	697,280	628,079

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Institutional Class	(357,044)	(543,140)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	14,028,099	6,184,854
Total increase (decrease) in net assets	14,368,335	6,269,793

NET ASSETS
Beginning of period/year	17,708,055	11,438,262
End of period/year	$32,076,390	$17,708,055

[1]	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,737,317	$17,505,000	626,883	$6,159,751
Shares issued to holders in reinvestment of distributions	2,424	24,400	2,684	25,529
Shares redeemed	(348,151)	(3,501,301)	(43)	(426)
Net increase (decrease)	1,391,590	$14,028,099	629,524	$6,184,854

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2021	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$11.23	$10.90	$10.49	$10.69	$10.50	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.16	0.30	0.35	0.29	0.34	0.32
Net realized and unrealized gain (loss) on investments	(0.06)	0.37	0.77	(0.27)	0.15	0.33
Total from investment operations	0.10	0.67	1.12	0.02	0.49	0.65
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.27)	(0.31)	(0.08)	(0.27)	(0.31)
From return of capital	—	—	—	(0.02)	—	—
From net realized gain	—	(0.07)	(0.40)	(0.12)	(0.03)	(0.11)
Total distributions	(0.11)	(0.34)	(0.71)	(0.22)	(0.30)	(0.42)
Net asset value, end of period/year	$11.22	$11.23	$10.90	$10.49	$10.69	$10.50
Total return	0.87%[3]	6.30%	10.77%	0.22%	4.70%	6.34%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$308.6	$321.3	$261.9	$240.1	$208.4	$176.9
Portfolio turnover rate	64%[3]	174%	293%	244%	135%	260%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.74%[4]	0.75%	0.76%	0.80%	0.83%	0.84%
After fees waived and expenses absorbed	0.59%[4]	0.59%	0.59%	0.60%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.74%[4]	2.61%	3.01%	2.61%	3.00%	2.77%
After fees waived and expenses absorbed	2.89%[4]	2.77%	3.18%	2.81%	3.23%	3.01%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2021	Year Ended December 31,
Institutional Class	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$11.22	$10.89	$10.49	$10.69	$10.49	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.16	0.30	0.34	0.29	0.34	0.33
Net realized and unrealized gain (loss) on investments	(0.06)	0.36	0.76	(0.27)	0.15	0.31
Total from investment operations	0.10	0.66	1.10	0.02	0.49	0.64
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.26)	(0.30)	(0.08)	(0.26)	(0.31)
From return of capital	—	—	—	(0.02)	—	—
From net realized gain	—	(0.07)	(0.40)	(0.12)	(0.03)	(0.11)
Total distributions	(0.10)	(0.33)	(0.70)	(0.22)	(0.29)	(0.42)
Net asset value, end of period/year	$11.22	$11.22	$10.89	$10.49	$10.69	$10.49
Total return	0.93%[3]	6.24%	10.60%	0.20%	4.73%	6.20%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$228.1	$219.8	$155.5	$154.0	$181.9	$74.6
Portfolio turnover rate	64%[3]	174%	293%	244%	135%	260%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.80%[4]	0.81%	0.82%	0.83%	0.91%	0.90%
After fees waived and expenses absorbed	0.65%[4]	0.65%	0.65%	0.63%	0.67%	0.64%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.67%[4]	2.55%	2.95%	2.57%	2.92%	2.81%
After fees waived and expenses absorbed	2.82%[4]	2.71%	3.12%	2.77%	3.16%	3.08%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended					Period Ended
	June 30, 2021	Year Ended December 31,				December 31,
Supra Institutional Class	(Unaudited)	2020	2019	2018	2017	2016[1]
Net asset value, beginning of period/year	$9.96	$9.83	$9.11	$9.85	$10.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.26	0.51	0.51	0.50	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.05	0.12	0.72	(0.74)	0.14	0.35
Total from investment operations	0.31	0.63	1.23	(0.24)	0.65	0.76
Redemption fee proceeds	0.00 [3]	—	—	—	—	—

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.29)	(0.50)	(0.51)	(0.50)	(0.58)	(0.30)
Distributions from net realized gain	—	—	—	—	(0.67)	(0.01)
Total distributions	(0.29)	(0.50)	(0.51)	(0.50)	(1.25)	(0.31)
Net asset value, end of period/year	$9.98	$9.96	$9.83	$9.11	$9.85	$10.45
Total return	3.19%[4]	6.82%	13.71%	(2.59)%	6.30%	7.74%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.4	$62.9	$43.5	$29.5	$19.5	$83.0
Portfolio turnover rate	51%[4]	113%	89%	71%	120%	140%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.13%[5]	0.98%	1.21%	1.63%	1.03%	1.83%[5]
After fees waived and expenses absorbed	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.80%[5]	4.97%	4.68%	4.18%	4.39%	4.01%[5]
After fees waived and expenses absorbed	5.35%[5]	5.37%	5.30%	5.23%	4.84%	5.25%[5]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended				Period Ended
	June 30, 2021	Year Ended December 31,			December 31,
Institutional Class	(Unaudited)	2020	2019	2018	2017[1]
Net asset value, beginning of period/year	$9.97	$9.84	$9.12	$9.86	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.27	0.52	0.51	0.49	0.39
Net realized and unrealized gain (loss) on investments	0.03	0.11	0.72	(0.74)	0.17
Total from investment operations	0.30	0.63	1.23	(0.25)	0.56
Redemption fee proceeds	0.00 [3]	—	—	—	—

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.29)	(0.50)	(0.51)	(0.49)	(0.49)
Distributions from net realized gain	—	—	—	—	(0.67)
Total distributions	(0.29)	(0.50)	(0.51)	(0.49)	(1.16)
Net asset value, end of period/year	$9.98	$9.97	$9.84	$9.12	$9.86
Total return	3.18%[4]	6.81%	13.68%	(2.67)%	5.47%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$4.2	$5.9	$1.6	$0.7	$2.6
Portfolio turnover rate	51%[4]	113%	89%	71%	120%[4,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.22%[6]	0.98%	1.17%	1.68%	1.61%[6]
After fees waived and expenses absorbed	0.58%[6]	0.58%	0.59%	0.64%	0.68%[6]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.75%[6]	4.97%	4.74%	4.02%	3.87%[6]
After fees waived and expenses absorbed	5.39%[6]	5.37%	5.32%	5.06%	4.81%[6]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover calculated at the Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended					Period Ended
	June 30, 2021	Year Ended December 31,				December 31,
Supra Institutional Class	(Unaudited)	2020	2019	2018	2017	2016[1]
Net asset value, beginning of period/year	$10.10	$10.05	$9.53	$10.27	$10.04	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.13	0.27	0.26	0.25	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.06	(0.01)	0.48	(0.17)	0.18	0.03
Total from investment operations	0.19	0.26	0.74	0.08	0.42	0.12
Redemption fee proceeds	—	—	—	—	0.00 [3]	—

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.21)	(0.13)	(0.29)	(0.19)	(0.08)
Distributions from net realized gain	—	—	(0.09)	(0.53)	(0.00)[3]	—
Total distributions	(0.20)	(0.21)	(0.22)	(0.82)	(0.19)	(0.08)
Net asset value, end of period/year	$10.09	$10.10	$10.05	$9.53	$10.27	$10.04
Total return	1.93%[4]	2.64%	7.86%	0.79%	4.26%	1.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$340.0	$592.5	$732.0	$571.9	$705.8	$263.8
Portfolio turnover rate	41%[4]	75%	47%	72%	57%	7%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.65%[5]	0.60%	0.59%	0.62%	0.71%	0.96%[5]
After fees waived and expenses absorbed	0.49%[5]	0.49%	0.49%	0.50%	0.50%	0.50%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.51%[5]	2.67%	2.50%	2.32%	2.16%	1.40%[5]
After fees waived and expenses absorbed	2.67%[5]	2.77%	2.60%	2.44%	2.37%	1.86%[5]
[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated using the average shares outstanding method.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended	Year Ended	Period Ended
	June 30, 2021	December 31,	December 31,
Institutional Class	(Unaudited)	2020	2019[1]
Net asset value, beginning of period/year	$10.26	$10.20	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.14	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.07	(0.01)	0.19
Total from investment operations	0.21	0.27	0.36

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.21)	(0.07)
Distributions from net realized gain	—	—	(0.09)
Total distributions	(0.20)	(0.21)	(0.16)
Net asset value, end of period/year	$10.27	$10.26	$10.20
Total return	2.09%[3]	2.70%	3.60%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1.4	$3.9	$0.1
Portfolio turnover rate	41%[3]	75%	47%[3,4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.65%[5]	0.61%	0.53%[5]
After fees waived and expenses absorbed	0.49%[5]	0.50%	0.46%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.52%[5]	2.68%	2.31%[5]
After fees waived and expenses absorbed	2.68%[5]	2.79%	2.38%[5]

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to December 31, 2019.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Portfolio turnover calculated at the Fund level.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2021	Year Ended December 31,		December 31,
Institutional Class	(Unaudited)	2020	2019	2018[1]
Net asset value, beginning of period/year	$9.91	$9.88	$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.19	0.41	0.43	0.15
Net realized and unrealized gain (loss) on investments	0.12	0.04	0.26	(0.28)
Total from operations	0.31	0.45	0.69	(0.13)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.13)	(0.42)	(0.38)	(0.13)
Distributions from net realized gain	—	—	(0.08)	(0.09)
Total distributions	(0.13)	(0.42)	(0.46)	(0.22)
Net asset value, end of period/year	$10.09	$9.91	$9.88	$9.65
Total return	3.13%[3]	4.83%	7.34%	(1.45)%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$32.1	$17.7	$11.4	$11.1
Portfolio turnover rate	49%[3]	73%	78%	22%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.12%[4]	1.81%	1.86%	2.37%[4]
After fees waived and expenses absorbed	0.64%[4]	0.65%	0.65%	0.65%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.29%[4]	3.11%	3.13%	1.26%[4]
After fees waived and expenses absorbed	3.77%[4]	4.27%	4.34%	2.98%[4]

[1]	Commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Credit Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”) and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, the Low Duration Fund offers Supra Institutional and Institutional Class shares and the Floating Rate Fund offers Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions. The investment objective of the Floating Rate Fund is to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative instruments as of June 30, 2021. See the Schedules of Investments for the industry breakouts.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$403,234,655	$—	$403,234,655
United States Government Notes/Bonds	—	12,993,256	—	12,993,256
Affiliated Mutual Funds	6,101,504	—	—	6,101,504
Bank Loans	—	84,393,668	—	84,393,668
Total Assets	$6,101,504	$500,621,579	$—	$506,723,083
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$2,187,894	$—	$2,187,894
	$—	$2,187,894	$—	$2,187,894

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$26,035,822	$—	$26,035,822
Bank Loans[1]	—	1,607,497	—	1,607,497
Total Assets	$—	$27,643,319	$—	$27,643,319

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$280,088,059	$—	$280,088,059
Collateralized Loan Obligations	—	7,732,914	—	7,732,914
Convertible Bonds	—	7,343,491	—	7,343,491
Affiliated Mutual Funds	3,551,458	—	—	3,551,458
Bank Loans[1]	—	27,677,683	997,357	28,675,040
Total Assets	$3,551,458	$322,842,147	$997,357	$327,390,962
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$—	$2,240,028	$—	$2,240,028
	$—	$2,240,028	$—	$2,240,028

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Total
Balance as of December 31, 2020	$—	$—
Acquisitions	864,144	864,144
Dispositions	—	—
Accrued discounts/premiums	2,608	2,608
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	130,605	130,605
Transfer in and/or out of Level 3	—	—
Balance as of June 30, 2021	$997,357	$997,357
Change in unrealized appreciation/depreciation for
Level 3 investments held at June 30, 2021	$130,605	$130,605

Type of Security	Fair Value at 6/30/21	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$997,357	Comparable Securities	Adjustment to yield	94 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

Floating Rate Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$1,607,287	$—	$1,607,287
Bank Loans	—	27,466,323	—	27,466,323
Total Assets	$—	$29,073,610	$—	$29,073,610
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$84,262	$—	$84,262
	$—	$84,262	$—	$84,262

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2021 for the Credit Opportunities Fund, Low Duration Fund, and Floating Rate Fund was $100,369,061 $292,659,937, and $2,454,503, respectively. Forward foreign currency exchange contracts entered into during the six months ended June 30, 2021 were with the Bank of New York for the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund. The Credit Opportunities Fund’s average notional value of exchange traded futures contracts outstanding during the six months ended June 30, 2021 was $17,750,173 and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Barclays Investment Bank and Credit Suisse Group AG during the six months ended June 30, 2021, at an average transaction notional value of $15,000,000 and $10,000,000, respectively.

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2021:

Credit Opportunities Fund

	Asset Derivatives as of June 30, 2021		Liability Derivatives as of June 30, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$2,318,238	Exchange Contracts	$130,344
		$2,318,238		$130,344

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

Low Duration Fund

	Asset Derivatives as of June 30, 2021		Liability Derivatives as of June 30, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$2,496,760	Exchange Contracts	$256,732
		$2,496,760		$256,732

Floating Rate Fund

	Asset Derivatives as of June 30, 2021		Liability Derivatives as of June 30, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$84,262	Exchange Contracts	$—
		$84,262		$—

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(526,125)	$2,977,290

Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(51,010)	—

Treasury Futures	Net realized and unrealized
Contracts	gain (loss) on futures contracts	(285,312)	—
		$(862,447)	$2,977,290

Low Duration Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(3,004,165)	$9,397,609

Floating Rate Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(34,325)	$95,996

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2021.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving

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NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Credit Opportunities Fund had swap contracts activity during the six months ended June 30, 2021. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have swap contracts activity during the six months ended June 30, 2021.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the six months ended June 30, 2021. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have futures contracts activity during the six months ended June 30, 2021.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2021, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2021.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar  year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of the most recent fiscal year ended December 31, 2020, the Credit Opportunities Fund deferred, on a tax basis, post-October losses of $1,741,240. The U.S. High Yield Fund, Low Duration Fund, and Floating Rate Fund did not defer any post-October losses as of December 31, 2020.

As of the most recent fiscal year ended December 31, 2020, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
Short-Term Capital Loss Carryovers	$—	$130,464	$14,532,857	$84,363
Long-Term Capital Loss Carryovers	—	588,029	19,178,802	219,409
Total	$—	$718,493	$33,711,659	$303,772

As of June 30, 2021, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

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NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2021:

Credit Opportunities Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$2,318,238	$—	$2,318,238	$(130,344)	$—	$2,187,894
Liabilities
Forward foreign
currency exchange
contracts	130,344	—	130,344	(130,344)	—	—

Low Duration Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$2,496,760	$—	$2,496,760	$(256,732)	$—	$2,240,028
Liabilities
Forward foreign
currency exchange
contracts	256,732	—	256,732	(256,732)	—	—

Floating Rate Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$84,262	$—	$84,262	$—	$—	$84,262
Liabilities
Forward foreign
currency exchange
contracts	—	—	—	—	—	—

The above forward foreign currency exchange contracts had Bank of New as their counterparty.

Q.
Recently Issued Accounting Pronouncements. On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a

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NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  The Funds are currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022.  Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’  These regulatory changes may limit the Funds’ ability to pursue their principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles they believe are most desirable. The Funds are currently assessing the potential impact of the new rule on the Funds’ financial statements.

R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (or “Distributor”), the Funds’ distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. For the Floating Rate Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2021, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, 0.50%, and 0.55% of the Credit Opportunities Fund’s, U.S. High Yield Fund’s, Low Duration Fund’s, and Floating Rate Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any  time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2021, are disclosed in the Statements of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2021, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
December 31, 2021	$338,112	$146,352	$362,523	$93,217
December 31, 2022	627,223	241,670	617,857	138,558
December 31, 2023	705,367	225,751	608,830	140,042
June 30, 2024	361,171	120,436	288,059	60,745
Total	$2,031,873	$734,209	$1,877,269	$432,562

If a Fund invested in other investment vehicles sponsored by the Advisor (“Affiliated Mutual Fund”) during the period, the Advisor waived its advisory fee to the Fund in an amount equal to the overall operating expenses of the other Muzinich Funds Affiliated Mutual Fund in respect to Fund assets so invested. Any amount waived with respect to an investment in an Affiliated

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

Mutual Fund is voluntary and not eligible for reimbursement to the Advisor. Accordingly, the Advisor waived the following fees for the six months ended June 30, 2021:

Fund	Amount Waived
Credit Opportunities Fund	$19,603
Low Duration Fund	14,198

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2021, are disclosed in the Statements of Operations.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of June 30, 2021, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2021, are disclosed in the Statements of Operations. As of June 30, 2021, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$316,657,030	$321,525,288
U.S. High Yield Fund	21,756,568	60,690,123
Low Duration Fund	146,861,873	397,246,334
Floating Rate Fund	23,863,574	12,017,315

For the six months ended June 30, 2021, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$18,436,413	$5,467,170

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund, Low Duration Fund or Floating Rate Fund during the six months ended June 30, 2021.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Muzinich Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor. The following is a reconciliation of the Muzinich Funds’ transactions with affiliates during the six months ended June 30, 2021:

Credit Opportunities Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	June 30,	December 31,			Realized	Appreciation/	June 30,	Dividend and
Affiliated Mutual Fund	2021	2020	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2021	Interest Income
Floating Rate Fund	604,708	$5,992,656	$ —	$ —	$ —	$108,848	$6,101,504	$78,316

Low Duration Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	June 30,	December 31,			Realized	Appreciation/	June 30,	Dividend and
Affiliated Mutual Fund	2021	2020	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2021	Interest Income
Floating Rate Fund	351,978	$6,937,000	$ —	$(3,500,000)	$19,780	$94,678	$3,551,458	$51,344

The Funds did not have investments in majority-owned subsidiaries or other controlled companies.

The U.S. High Yield Fund and Floating Rate Fund had no transactions with Affiliated Companies during the six months ended June 30, 2021.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2021, and the year ended December 31, 2020, was as follows:

	Ordinary Income
	June 30, 2021
	(Estimated)	December 31, 2020
Credit Opportunities Fund	$4,969,182	$13,943,065
U.S. High Yield Fund	1,147,131	3,046,217
Low Duration Fund	6,759,616	12,974,336
Floating Rate Fund	357,044	543,140

	Long-Term Capital Gains[1]
	June 30, 2021
	(Estimated)	December 31, 2020
Credit Opportunities Fund	$—	$1,263,446
U.S. High Yield Fund	—	—
Low Duration Fund	—	—
Floating Rate Fund	—	—

1  Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2020, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
Cost of investments	$494,167,346	$63,006,137	$547,889,119	$16,884,568
Gross tax unrealized appreciation	27,725,075	4,149,128	33,665,938	301,032
Gross tax unrealized depreciation	(363,315)	(221,063)	(2,363,207)	(110,578)
Net tax unrealized appreciation (depreciation)	27,361,760	3,928,065	31,302,731	190,454
Undistributed ordinary income (loss)	1,364,122	7,665	2,194,614	38,522
Undistributed long-term capital gains (losses)	—	—	—	—
Total distributable earnings	1,364,122	7,665	2,194,614	38,522
Other distributable (accumulated) gains (losses)	(1,632,827)	(718,493)	(33,488,390)	(283,981)
Total distributable (accumulated) earnings (losses)	$27,093,055	$3,217,237	$8,955	$(55,005)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2021, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2021	—
Average interest rate when in use	—%

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	3,755,000
Average daily loan outstanding when in use	2,060,357
Credit facility outstanding as of June 30, 2021	—
Average interest rate when in use	3.25%

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	922,000
Average daily loan outstanding when in use	489,750
Credit facility outstanding as of June 30, 2021	—
Average interest rate when in use	3.25%

Interest expense for the six months ended June 30, 2021, is disclosed in the Statements of Operations, if applicable.

NOTE 8 – SIGNIFICANT SHAREHOLDER HOLDINGS

As of June 30, 2021, shareholders affiliated with the Funds and/or Advisor owned shares of the Funds as follows:

		% of Total Shares Outstanding Owned
	Total Shares Outstanding	by Affiliated Shareholders
Muzinich High Income Floating Rate Fund	3,179,011	30%

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2021 (Unaudited) (Continued)

NOTE 9 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

NOTE 10 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[1]
Supra Institutional Class Actual	$1,000.00	$1,008.70	$2.94
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.87	$2.96

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[1]
Institutional Class Actual	$1,000.00	$1,009.30	$3.24
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.57	$3.26

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.59% and 0.65% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2021 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[2]
Supra Institutional Class Actual	$1,000.00	$1,031.90	$2.92
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[2]
Institutional Class Actual	$1,000.00	$1,031.80	$2.92
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[3]
Supra Institutional Class Actual	$1,000.00	$1,019.30	$2.45
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.36	$2.46

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[3]
Institutional Class Actual	$1,000.00	$1,020.90	$2.46
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.36	$2.46

Floating Rate Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/21	6/30/21	1/1/2021 – 6/30/2021[4]
Institutional Class Actual	$1,000.00	$1,031.30	$3.22
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.62	$3.21

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.58% and 0.58% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.49% and 0.49% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[4]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Institutional Class shares was 0.64% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. Personnel of Muzinich conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Credit Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

Muzinich High Income Floating Rate Fund	Institutional Class	MZFIX	74316J615

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    August 30, 2021

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    August 30, 2021

* Print the name and title of each signing officer under his or her signature.